Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	BLX
Entity Registrant Name	FOREIGN TRADE BANK OF LATIN AMERICA, INC.
Entity Central Index Key	0000890541
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Class A common stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,342,189
Class B common stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,531,926
Class E common stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	28,257,827
Class F Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0

Consolidated balance sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 12,814	$ 5,570
Interest-bearing deposits in banks (including pledged deposits of $23,994 in 2011 and $16,075 in 2010)	830,670	431,144
Trading assets (including pledged securities to creditors of $18,988 in 2011 and $34,208 in 2010)	20,436	50,412
Securities available-for-sale (including pledged securities to creditors of $375,492 in 2011 and $235,581 in 2010)	416,300	353,250
Securities held-to-maturity (fair value of $26,637 in 2011 and $33,206 in 2010) (including pledged securities to creditors of $17,486 in 2011 and $13,018 in 2010)	26,536	33,181
Investment fund	120,425	167,291
Loans	4,959,573	4,064,332
Less:
Allowance for loan losses	88,547	78,615
Unearned income and deferred fees	6,697	4,389
Loans, net	4,864,329	3,981,328
Customers' liabilities under acceptances	1,110	27,213
Accrued interest receivable	38,168	31,110
Premises and equipment (net of accumulated depreciation and amortization of $17,881 in 2011 and $16,640 in 2010)	6,673	6,532
Derivative financial instruments used for hedging - receivable	4,159	2,103
Other assets	18,412	10,953
Total assets	6,360,032	5,100,087
Deposits:
Noninterest-bearing - Demand	680	705
Interest-bearing - Demand	66,906	99,647
Time	2,235,920	1,720,573
Total deposits	2,303,506	1,820,925
Trading liabilities	5,584	3,938
Securities sold under repurchase agreement	377,002	264,927
Short-term borrowings	1,323,466	1,095,400
Acceptances outstanding	1,110	27,213
Accrued interest payable	11,790	10,084
Borrowings and long-term debt	1,487,548	1,075,140
Derivative financial instruments used for hedging - payable	53,742	53,029
Reserve for losses on off-balance sheet credit risk	8,887	13,335
Other liabilities	22,568	20,096
Total liabilities	5,595,203	4,384,087
Commitments and contingencies
Redeemable noncontrolling interest	5,547	18,950
Stockholders' equity:
Additional paid-in capital in excess of assigned value of common stock	130,177	133,815
Capital reserves	95,210	95,210
Retained earnings	372,644	320,153
Accumulated other comprehensive loss	(3,112)	(6,441)
Treasury stock	(115,617)	(125,667)
Total stockholders' equity	759,282	697,050
Total liabilities and stockholders' equity	6,360,032	5,100,087
Class A common stock
Stockholders' equity:
Common stock	44,407	44,407
Class B common stock
Stockholders' equity:
Common stock	20,683	20,736
Class E common stock
Stockholders' equity:
Common stock	$ 214,890	$ 214,837

Consolidated balance sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Interest-bearing deposits in banks, pledged deposits	$ 23,994	$ 16,075
Trading assets, pledged securities to creditors	18,988	34,208
Securities available-for-sale, pledged securities to creditors	375,492	235,581
Securities held-to-maturity, fair value	26,637	33,206
Securities held-to-maturity, pledged securities to creditors	17,486	13,018
Premises and equipment, accumulated depreciation and amortization	$ 17,881	$ 16,640
Class A common stock
Common stock, no par value
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	40,000,000	40,000,000
Common stock, outstanding	6,342,189	6,342,189
Class B common stock
Common stock, no par value
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	40,000,000	40,000,000
Common stock, outstanding	2,531,926	2,542,021
Class E common stock
Common stock, no par value
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	100,000,000	100,000,000
Common stock, outstanding	28,257,827	27,826,330

Consolidated statements of income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Deposits with banks	$ 1,351	$ 839	$ 1,260
Trading assets	1,758	3,133	7,158
Investment securities:
Available-for-sale	10,780	8,188	17,267
Held-to-maturity	880	285	190
Investment fund	2,341	2,198	1,763
Loans	140,317	104,835	114,326
Total interest income	157,427	119,478	141,964
Interest expense:
Deposits	8,818	8,531	11,493
Investment fund	323	963	2,325
Short-term borrowings	15,753	8,058	23,729
Borrowings and long-term debt	29,823	27,423	39,665
Total interest expense	54,717	44,975	77,212
Net interest income	102,710	74,503	64,752
Provision for loan losses	(8,841)	(9,091)	(18,293)
Net interest income, after provision for loan losses	93,869	65,412	46,459
Other income (expense):
Reversal of provision for losses on off-balance sheet credit risk	4,448	13,926	3,463
Fees and commissions, net	10,729	10,326	6,733
Derivative financial instruments and hedging	2,923	(1,446)	(2,534)
Recoveries, net of impairment of assets	(57)	233	(120)
Net gain on sale of securities available-for-sale	3,413	2,346	546
Gain on foreign currency exchange	4,269	1,870	613
Other income, net	477	833	912
Net other income	40,022	16,490	47,723
Operating expenses:
Salaries and other employee expenses	29,268	23,499	20,201
Depreciation and amortization of premises and equipment	2,166	2,510	2,671
Professional services	4,882	4,945	3,262
Maintenance and repairs	1,639	1,616	1,125
Expenses from the investment fund	1,540	890	3,520
Other operating expenses	10,540	8,621	7,423
Total operating expenses	50,035	42,081	38,202
Net income	83,856	39,821	55,980
Net income (loss) attributable to the redeemable noncontrolling interest	676	(2,423)	1,118
Net income attributable to Bladex	83,180	42,244	54,862
Basic earnings per share	$ 2.25	$ 1.15	$ 1.5
Diluted earnings per share	$ 2.24	$ 1.15	$ 1.5
Weighted average basic shares	36,969	36,647	36,493
Weighted average diluted shares	37,145	36,814	36,571
Investment fund trading
Other income (expense):
Net gain (loss) from trading	20,314	(7,995)	24,997
Trading Securities
Other income (expense):
Net gain (loss) from trading	$ (6,494)	$ (3,603)	$ 13,113

Consolidated statements of changes in stockholders' equity and redeemable noncontrolling interest (USD $) In Thousands	Total	Common stock	Additional paid-in capital in excess of assigned value of common stock	Capital reserves	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Redeemable noncontrolling interest
Beginning Balance at Dec. 31, 2008	$ 574,324	$ 279,980	$ 135,577	$ 95,210	$ 268,435	$ (72,115)	$ (132,763)
Beginning Balance at Dec. 31, 2008								4,689
Net income (loss)								1,118
Net income (loss)	54,862				54,862
Redeemable noncontrolling interest - subscriptions								32,090
Redeemable noncontrolling interest - redemptions								(2,997)
Other comprehensive income (loss)	65,955					65,955
Compensation cost - stock options and stock units plans	1,596		1,596
Issuance of restricted stock			(905)				905
Exercised options and stock units vested	808		(1,448)				2,256
Dividends declared	(21,908)				(21,908)
Ending Balance at Dec. 31, 2009	675,637	279,980	134,820	95,210	301,389	(6,160)	(129,602)
Ending Balance at Dec. 31, 2009								34,900
Net income (loss)								(2,423)
Net income (loss)	42,244				42,244
Redeemable noncontrolling interest - subscriptions								9,900
Redeemable noncontrolling interest - redemptions								(23,427)
Other comprehensive income (loss)	(281)					(281)
Compensation cost - stock options and stock units plans	2,099		2,099
Issuance of restricted stock			(909)				909
Exercised options and stock units vested	834		(2,195)				3,029
Repurchase of common stock "Class E"	(3)						(3)
Dividends declared	(23,480)				(23,480)
Ending Balance at Dec. 31, 2010	697,050	279,980	133,815	95,210	320,153	(6,441)	(125,667)
Ending Balance at Dec. 31, 2010	18,950							18,950
Net income (loss)								676
Net income (loss)	83,180				83,180
Redeemable noncontrolling interest - subscriptions								531
Redeemable noncontrolling interest - redemptions								(14,610)
Other comprehensive income (loss)	3,329					3,329
Compensation cost - stock options and stock units plans	2,311		2,311
Issuance of restricted stock			(609)				609
Exercised options and stock units vested	4,101		(5,340)				9,441
Dividends declared	(30,689)				(30,689)
Ending Balance at Dec. 31, 2011	759,282	279,980	130,177	95,210	372,644	(3,112)	(115,617)
Ending Balance at Dec. 31, 2011	$ 5,547							$ 5,547

Consolidated statements of comprehensive income (loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 83,856	$ 39,821	$ 55,980
Unrealized gains (losses) on securities available-for-sale:
Unrealized gains arising from the year	4,095	2,325	63,556
Less: reclassification adjustments for net gains included in net income	(2,079)	(2,825)	(649)
Net change in unrealized gains (losses) on securities available-for-sale	2,016	(500)	62,907
Unrealized gains (losses) on derivative financial instruments:
Unrealized gains arising from the year	1,097	1,391	1,971
Less: reclassification adjustments for net (gains) losses included in net income	960	(1,172)	1,077
Net change in unrealized gains on derivative financial instruments	2,057	219	3,048
Foreign currency translation adjustment, net of hedges:
Current year change	(744)
Change in foreign currency translation adjustment	(744)
Other comprehensive income (loss)	3,329	(281)	65,955
Comprehensive income	87,185	39,540	121,935
Comprehensive income (loss) attributable to the redeemable noncontrolling interest	676	(2,423)	1,118
Comprehensive income attributable to Bladex	$ 86,509	$ 41,963	$ 120,817

Consolidated statements of cash flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 83,856	$ 39,821	$ 55,980
Adjustments to reconcile net income to net cash provided by operating activities:
Activities of derivative financial instruments and hedging	17,177	(6,498)	1,391
Depreciation and amortization of premises and equipment	2,166	2,510	2,671
Provision for loan losses	8,841	9,091	18,293
Reversal of provision for losses on off-balance sheet credit risk	(4,448)	(13,926)	(3,463)
Impairment loss on assets	57		120
Net gain on sale of securities available-for-sale	(3,413)	(2,346)	(546)
Compensation cost - compensation plans	2,311	2,099	1,596
Amortization of premium and discounts on investments	6,912	7,597	9,382
Net decrease (increase) in operating assets:
Trading assets	29,766	(135)	(5,338)
Investment fund	46,866	30,284	(46,880)
Accrued interest receivable	(7,058)	(5,549)	20,758
Other assets	(7,507)	(24,409)	(5,126)
Net increase (decrease) in operating liabilities:
Trading liabilities	1,647	786	(11,005)
Accrued interest payable	1,706	(1,207)	(21,665)
Other liabilities	1,308	30,921	1,303
Net cash provided by operating activities	180,187	69,039	17,471
Cash flows from investing activities:
Net decrease (increase) in pledged deposits	(7,919)	6,507	52,422
Net increase in deposits with original maturities greater than three months	(30,000)
Net increase in loans	(901,103)	(1,308,935)	(160,471)
Proceeds from the sale of loans	9,261	20,000
Acquisition of premises and equipment	(2,308)	(1,293)	(2,450)
Proceeds from the redemption of securities available-for-sale	19,484	33,074	50,509
Proceeds from the sale of securities available-for-sale	264,997	151,267	146,471
Proceeds from the maturity of securities held-to-maturity	13,500		28,275
Purchases of investments available-for-sale	(364,993)	(93,009)	(9,994)
Purchases of investments held-to-maturity	(7,050)	(33,196)
Net cash provided by (used in) investing activities	(1,006,131)	(1,225,585)	104,762
Cash flows from financing activities:
Net increase in due to depositors	482,581	564,679	87,198
Net increase (decrease) in short-term borrowings and securities sold under repurchase agreements	340,141	961,195	(813,789)
Proceeds from borrowings and long-term debt	824,139	212,960	335,598
Repayments of borrowings and long-term debt	(411,731)	(528,207)	(150,163)
Dividends paid	(29,505)	(22,720)	(34,593)
Subscriptions of redeemable noncontrolling interest	531	9,900	32,090
Redemptions of redeemable noncontrolling interest	(14,610)	(23,427)	(2,997)
Exercised stock options	4,101	834	808
Repurchase of common stock		(3)
Net cash provided by (used in) financing activities	1,195,647	1,175,211	(545,848)
Effect of exchange rate fluctuations on cash and cash equivalents	(852)
Net increase (decrease) in cash and cash equivalents	368,851	18,665	(423,615)
Cash and cash equivalents at beginning of the year	420,639	401,974	825,589
Cash and cash equivalents at end of the year	789,490	420,639	401,974
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	$ 53,011	$ 46,182	$ 98,877

Organization	12 Months Ended
Dec. 31, 2011
Organization
1.	Organization

Banco Latinoamericano de Comercio Exterior, S. A. (“Bladex Head Office” and together with its subsidiaries “Bladex” or the “Bank”), headquartered in Panama City, Republic of Panama, is a specialized supranational bank established to finance trade in Latin America and the Caribbean (the “Region”). The Bank was established pursuant to a May 1975 proposal presented to the Assembly of Governors of Central Banks in the Region, which recommended the creation of a multinational organization to increase the foreign trade financing capacity of the Region. The Bank was organized in 1977, incorporated in 1978 as a corporation pursuant to the laws of the Republic of Panama, and officially initiated operations on January 2, 1979. Under a contract signed in 1978 between the Republic of Panama and Bladex, the Bank was granted certain privileges by the Republic of Panama, including an exemption from payment of income taxes in Panama.

The Bank operates under a general banking license issued by the National Banking Commission of Panama, predecessor of the Superintendency of Banks of Panama (the “SBP”).

In the Republic of Panama, banks are regulated by the SBP through Executive Decree No. 52 of April 30, 2008, which adopts the text of the Law Decree No. 9 of February 26, 1998, modified by the Law Decree No. 2 of February 22, 2008. Banks are also regulated by resolutions and agreements issued by this entity. The main aspects of this law and its regulations include: the authorization of banking licenses, minimum capital and liquidity requirements, consolidated supervision, procedures for management of credit and market risks, measures to prevent money laundering, the financing of terrorism and related illicit activities, and procedures for banking intervention and liquidation, among others.

Bladex Head Office’s subsidiaries are the following:

-	Bladex Holdings Inc., is a wholly owned subsidiary, incorporated under the laws of the State of Delaware, United States of America (USA), on May 30, 2000. Bladex Holdings Inc. exercises control over Bladex Asset Management Inc., incorporated on May 24, 2006, under the laws of the State of Delaware, USA, serves as investment manager for Bladex Offshore Feeder Fund (the “Feeder”) and Bladex Capital Growth Fund (the “Fund”). On September 8, 2009, Bladex Asset Management Inc. was registered as a foreign entity in the Republic of Panama, to establish a branch in Panama, which is mainly engaged in providing administrative and operating services to Bladex Asset Management Inc. in USA.

-	The Feeder is an entity in which Bladex Head office owns 95.84% as of December 31, 2011, and 88.67% as of December 31, 2010. The Feeder was incorporated on February 21, 2006 under the laws of the Cayman Islands, and invests substantially all its assets in the Fund, which is also incorporated under the laws of the Cayman Islands. The Feeder and the Fund are registered with the Cayman Island Monetary Authority (“CIMA”), under the Mutual Funds Law of the Cayman Islands. The objective of the Fund is to achieve capital appreciation by investing in Latin American debt securities, stock indexes, currencies, and trading derivative instruments.

-	Bladex Representacao Ltda., incorporated under the laws of Brazil on January 7, 2000, acts as the Bank’s representative office in Brazil. Bladex Representacao Ltda. is 99.999% owned by Bladex Head Office and the remaining 0.001% owned by Bladex Holdings Inc.

-	Bladex Investimentos Ltda. was incorporated under the laws of Brazil on May 3, 2011. Bladex Head Office owns 99% of Bladex Investimentos Ltda. and Bladex Holdings Inc. owns the remaining 1%. This company has invested substantially all its assets in Bladex Latam Fundo de Investimento Multimercado, which was also incorporated under the laws of Brazil on July 26, 2011.

The objective of Bladex Latam Fundo de Investimento Multimercado (the “Brazilian Fund”) is to achieve capital gains by dealing in the interest, currency, securities, commodities and debt markets, and by trading instruments available in the spot and derivative markets. Bladex Latam Fundo de Investimento Multimercado is registered with the Brazilian Securities Commission (“CVM”). This fund is a variable interest entity (“VIE”), and has been consolidated in these consolidated financial statements. As of December 31, 2011, Bladex Investimentos Ltda. holds 92% of the Brazilian Fund’s net asset value.

-	BLX Brazil Ltd., was incorporated under the laws of the Cayman Islands on October 5, 2010. Bladex Head Office owns 99.80% of BLX Brazil Ltd. In turn, BLX Brazil Ltd. owns 99% of Bladex Asset Management Brazil – Gestora de Recursos Ltda. and Bladex Asset Management Inc. owns the remaining 1%. Bladex Asset Management Brazil – Gestora de Recursos Ltda. was incorporated under the laws of Brazil on January 6, 2011, and provides investment advisory services to Bladex Latam Fundo de Investimento Multimercado.

Bladex Head Office has an agency in New York City, USA (the “New York Agency”), which began operations on March 27, 1989. The New York Agency is principally engaged in financing transactions related to international trade, mostly the confirmation and financing of letters of credit for customers of the Region. The New York Agency is also licensed by the State of New York Banking Department, USA, to operate an International Banking Facility (“IBF”).

The Bank has representative offices in Buenos Aires, Argentina, in Mexico City, D.F. and Monterrey, Mexico, in Porto Alegre, Brazil, in Lima, Peru, in Bogota, Colombia, and an international administrative office in Miami, Florida, USA. The offices in Lima, Peru and Bogota, Colombia started operations in 2011.

Bladex Head Office owns 50% of the equity shares of BCG PA LLC, a company incorporated under the laws of the State of Delaware, USA. This company owns “Class C” shares of the Fund that entitle it to receive a performance allocation on third-party investments in the Feeder and in the Fund.

Clavex LLC, a former subsidiary of Bladex Holdings, was dissolved on April 7, 2011, and its net assets were transferred to its controlling entity. Clavex S.A., a former subsidiary of Bladex Head Office, was dissolved on August 30, 2011, and its net assets were transferred to its Head Office.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies
2.	Summary of significant accounting policies

a)	Basis of presentation

These consolidated financial statements have been prepared under accounting principles generally accepted in the United States of America (“U.S. GAAP”). All amounts presented in the consolidated financial statements and notes are expressed in dollars of the United Stated of America (“US$”), which is the Bank’s functional currency. The accompanying consolidated financial statements have been translated from Spanish to English for users outside of the Republic of Panama.

The Accounting Standards Codification (the “ASC”) issued by the Financial Accounting Standards Board (the “FASB”) constitute the single official source of authoritative, non-governmental GAAP, other than guidance issued by the Securities and Exchange Commission (“SEC”). All other literature is considered non-authoritative.

b)	Principles of consolidation

The consolidated financial statements include the accounts of Bladex Head Office and its subsidiaries. Bladex Head Office consolidates its subsidiaries in which it holds a controlling financial interest. The usual condition for a controlling financial interest is ownership of a majority voting interest. All intercompany balances and transactions have been eliminated for consolidation purposes.

When Bladex holds an interest in investment companies under the “Feeder-Master” structure where the Feeder’s shareholding is diluted and such entity is registered as a mutual fund with a regulatory body, it is considered an investment company. In those cases, the Feeder, and thereby Bladex indirectly, consolidates its participation in the Fund in one line item in the balance sheet, as required by the specialized accounting in the ASC Topic 946 - Financial Services – Investment Companies.

c)	Variable interest entities

Variable interest entities (“VIE”) are entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest. Investors that finance the VIE through debt or equity interests or other counterparties that provide other forms of support, such as guarantees, or certain types of derivative contracts, are variable interest holders in the entity.

The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. The Bank would be deemed to have a controlling financial interest and be the primary beneficiary if it has both of the following characteristics:

-	power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and
-	obligation to absorb losses of the entity that could potentially be significant to the VIE or right to receive benefits from the entity that could potentially be significant to the VIE.

d)	Equity method

Investments in companies in which Bladex Head Office exercises significant influence, but not control over its financial and operating policies, and holds an equity participation of at least 20% but not more than 50%, are initially accounted for at cost, which is subsequently adjusted to record the participation of the investment in gains (losses) of the investee after the acquisition date.

e)	Specialized accounting for investment companies

The Feeder and the Fund are organized under a “Feeder-Master” structure. Under this structure, the Feeder invests all its assets in the Fund which in turn invests in various assets on behalf of its investor. Specialized accounting for investment companies requires the Feeder to reflect its investment in the Fund in a single line item equal to its proportionate share of the net assets of the Fund, regardless of the level of Feeder’s interest in the Fund. The Feeder records the Fund’s results by accounting for its participation in the net interest income and expenses of the Fund, as well as its participation in the realized and unrealized gains or losses of the Fund.

As permitted by ASC Topic 810-10-25-15 – Consolidation, when Bladex consolidates its investment in the Feeder, it retains the specialized accounting for investment companies applied by the Feeder in the Fund, reporting it within the “Investment fund” line item in the consolidated balance sheet, and presenting the third party investments in the Feeder in the “Redeemable noncontrolling interest” line item between liabilities and stockholders’ equity. The Bank reports interest income and expense from the Fund in the Investment fund line item within interest income and expense, realized and unrealized gains and losses in the “Net gain (loss) from investment fund trading” line item, and expenses from the Fund are reported in “Expenses from the investment fund” line item in the consolidated statements of income.

f)	Use of estimates

The preparation of the consolidated financial statements requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Material estimates that are particularly susceptible to significant changes relate to the determination of the allowances for credit losses, impairment of securities available-for-sale and held-to-maturity, and the fair value of financial instruments. Actual results could differ from those estimates. Management believes these estimates are adequate.

g)	Cash equivalents

Cash equivalents include demand deposits in banks and interest-bearing deposits in banks with original maturities of three months or less, excluding pledged deposits.

h)	Repurchase agreements

Repurchase agreements are generally treated as collateralized financing transactions. When the criteria set forth in the following paragraph are met to account for the transaction as secured financing, the transaction is recorded at the amounts at which the securities will be subsequently reacquired including interest paid, as specified in the respective agreements. Interest is recognized in the statement of income over the life of the transaction. The fair value of securities to be repurchased is continuously monitored, and additional collateral is obtained or provided where appropriate, to protect against credit exposure.

The Bank’s policy is to relinquish possession of the securities sold under agreements to repurchase. Despite such relinquishment of possession, repurchase agreements qualify as secured financings if and only if all of the following conditions are met: the assets to be repurchased are the same or substantially the same as those transferred; the transferor is able to repurchase them with the collateral received, keeping substantially the agreed terms, even in the event of default of the transferee; the agreement is to repurchase or redeem them before maturity, at a fixed and determinable price; and the agreement is entered into concurrently at the transfer date. In order to be able to repurchase assets on substantially the agreed terms, even in the case of default from the counterparty, the transferor must at all times, during the contract term, have obtained cash or other collateral sufficient to fund substantially all the cost of purchasing the transferred assets from other counterparties.

When repurchase agreements do not meet the above-noted conditions, they qualify as sales of securities, for which the related security is removed from the balance sheet and a forward purchase agreement is recognized for the obligation to repurchase the security. Changes in fair value of the forward purchase agreement as well as any gain or loss resulting from the sale of securities under repurchase agreements are reported in earnings of the period within net gain (loss) from trading securities.

i)	Trading assets and liabilities

Trading assets and liabilities include bonds acquired for trading purposes, and receivables (unrealized gains) and payables (unrealized losses) related to derivative financial instruments which are not designated as hedges or which do not qualify for hedge accounting. These amounts include the derivative assets and liabilities net of cash received or paid, respectively, under legally enforceable master netting agreements. Trading assets and liabilities are carried at fair value, which is based upon quoted prices when available, or if quoted market prices are not available, on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

Unrealized and realized gains and losses on trading assets and liabilities are recorded in earnings as net gain (loss) from trading securities.

j)	Investment securities

Securities are classified at the date of purchase based on the ability and intent to sell or hold them as investments. These securities consist of debt securities such as: negotiable commercial paper, bonds and floating rate notes.

Interest on securities is recognized based on the interest method. Amortization of premiums and discounts are included in interest income as an adjustment to the yield.

Securities available-for-sale

These securities consist of debt instruments that the Bank buys with the intention of selling them prior to maturity and are subject to the same approval criteria as the rest of the credit portfolio. These securities are carried at fair value, based on quoted market prices when available, or if quoted market prices are not available, based on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security. Unrealized gains and losses are reported as net increases or decreases to other comprehensive income (loss) (OCI) in stockholders’ equity until they are realized. Realized gains and losses from the sale of securities which are included in net gain on sale of securities are determined using the specific identification method.

Securities held-to-maturity

Securities classified as held-to-maturity represent securities that the Bank has the ability and the intent to hold until maturity. These securities are carried at amortized cost and are subject to the same approval criteria as the rest of the credit portfolio.

Impairment of securities

The Bank conducts periodic reviews of all securities with unrealized losses to evaluate whether the impairment is other-than-temporary. Impairment of securities is evaluated considering numerous factors, and their relative significance varies case by case. Factors considered in determining whether unrealized losses are temporary include: the length of time and extent to which the market value has been less than cost, the severity of the impairment, the cause of the impairment and the financial condition of the issuer, activity in the market of the issuer which may indicate adverse credit conditions, the intent and ability of the Bank to retain the security for a sufficient period of time to allow of an anticipated recovery in the market value (with respect to equity securities) and the intent and probability of the Bank to sell the security before the recovery of its amortized cost (with respect to debt securities). If, based on the analysis, it is determined that the impairment is other-than-temporary, the security is written down to its fair value, and a loss is recognized through earnings as impairment loss on assets.

In cases where the Bank does not intend to sell a debt security and estimates that it will not be required to sell the security before the recovery of its amortized cost basis, the Bank periodically estimates if it will recover the amortized cost of the security through the present value of expected cash flows. If the present value of expected cash flows is less than the amortized cost of the security, it is determined that an other-than-temporary impairment has occurred. The amount of this impairment representing credit loss is recognized through earnings and the residual of the other-than-temporary impairment related to non-credit factors is recognized in other comprehensive income (loss).

In periods subsequent to the recognition of the other-than-temporary impairment, the difference between the new amortized cost and the expected cash flows to be collected is accreted as interest income. The present value of the expected cash flows is estimated over the life of the debt security.

The other-than-temporary impairment of securities held-to-maturity that has been recognized in other comprehensive income is accreted to the amortized cost of the debt security prospectively over its remaining life.

Interest accrual is suspended on securities that are in default, or on which it is likely that future interest payments will not be received as scheduled.

k)	Investment Fund

The Feeder records its investment in the Fund at fair value, which is the Feeder’s proportionate interest in the net assets of the Fund.

The Fund invests in trading assets and liabilities that are carried at fair value, which is based upon quoted market prices when available. For financial instruments for which quoted prices are not available, the Fund uses independent valuations from pricing providers that use their own proprietary valuation models that take into consideration discounted expected cash flows, using market rates commensurate with the credit quality and maturity of the security. These prices are compared to independent valuations from counterparties. The Fund reports trading gains and losses from negotiation of these instruments as realized and unrealized gains and losses on investments.

l)	Other investments

Other investments that mainly consist of unlisted stock are recorded at cost and are included in other assets. The Bank determined that it is not practicable to obtain the market value of these investments, as these shares are not traded in a secondary market. Performance of these investments is evaluated periodically and declines that are determined to be other-than-temporary are charged to earnings as impairment on assets (See Note 10).

m)	Loans

Loans are reported at their amortized cost considering the principal outstanding amounts net of unearned income, deferred fees and allowance for loan losses. Interest income is recognized using the interest method. The amortization of net unearned income and deferred fees are recognized as an adjustment to the related loan yield using the effective interest method.

Purchased loans are recorded at acquisition cost. The difference between the principal and the acquisition cost of loans, the premiums and discounts, is amortized over the life of the loan as an adjustment to the yield. All other costs related to acquisition of loans are expensed when incurred.

The Bank identifies loans as delinquent when no debt service and/or interest payment has been received for 30 days after such payments were due. The outstanding balance of a loan is considered past due when the total principal balance with one single balloon payment has not been received within 30 days after such payment was due, or when no agreed-upon periodical payment has been received for a period of 90 days after the agreed-upon date.

Loans are placed in a non-accrual status when interest or principal is overdue for 90 days or more, or before if the Bank’s management believes there is an uncertainty with respect to the ultimate collection of principal or interest. Any interest receivable on non-accruing loans is reversed and charged-off against earnings. Interest on these loans is only recorded as earned when collected. Non-accruing loans are returned to an accrual status when (1) all contractual principal and interest amounts are current; (2) there is a sustained period of repayment performance in accordance with the contractual terms of at least six months; and (3) if in the Bank management’s opinion the loan is fully collectible.

A modified loan is considered a troubled debt restructuring when the debtor is experiencing financial difficulties and if the restructuring constitutes a concession to the debtor. A concession may include modification of terms such as an extension of maturity date, reduction in the stated interest rate, rescheduling of future cash flows, and reduction in the face amount of the debt or reduction of accrued interest, among others. Marketable securities received in exchange for loans under troubled debt restructurings are initially recorded at fair value, with any gain or loss recorded as a recovery or charge to the allowance, and are subsequently accounted for as securities available-for-sale.

A loan is considered impaired, and also placed on a non-accrual basis, when based on current information and events, it is probable that the Bank will be unable to collect all amounts due according to original contractual terms of the loan agreement.Factors considered by the Bank’s management in determining impairment include collection status, collateral value, and economic conditions in the borrower’s country of residence. Impaired loans also include those modified loans considered troubled debt restructurings. When current events or available information confirm that specific impaired loans or portions thereof are uncollectible, such impaired loans are charged-off against the allowance for loan losses.

The reserve for losses on impaired loans is determined considering all available evidence, including the present value of expected future cash flows discounted at the loan's original contractual interest rate and/or the fair value of the collateral, if applicable. If the loan’s repayment is dependent on the sale of the collateral, the fair value considers costs to sell.

The Bank maintains a system of internal credit quality indicators. These indicators are assigned depending on several factors which include: profitability, quality of assets, liquidity and cash flows, capitalization and indebtedness, economic environment and positioning, regulatory framework and/or industry, sensitivity scenarios and the quality of debtor’s management and shareholders. A description of these indicators is as follows:

Rating	Classification	Description
1 to 6	Normal	Clients with payment ability to satisfy their financial commitments.

7	Special Mention	Clients exposed to systemic risks specific to the country or the industry in which they are located, facing adverse situations in their operation or financial condition. At this level, access to new funding is uncertain.

8	Substandard	Clients whose primary source of payment (operating cash flow) is inadequate and who show evidence of deterioration in their working capital that does not allow them to satisfy payments on the agreed terms, endangering recovery of unpaid balances.

9	Doubtful	Clients whose operating cash flow continuously shows insufficiency to service the debt on the originally agreed terms. Due to the fact that the debtor presents an impaired financial and economic situation, the likelihood of recovery is low.

10	Unrecoverable	Clients with operating cash flow that does not cover their costs, are in suspension of payments, presumably they will also have difficulties to fulfill possible restructuring agreements, are in a state of insolvency, or have filed for bankruptcy, among others.

In order to maintain a periodical monitoring of the quality of the portfolio, loans with ratings between 1 and 4 are reviewed annually, ratings 5 and 6 are reviewed semi-annually, and those with greater ratings are reviewed quarterly.

The Bank's lending portfolio is summarized in the following segments: corporations, sovereign, middle-market companies and banking and financial institutions. The distinction between corporations and middle-market companies depends on the client’s level of annual sales in relation to the country risk, among other criteria. Except for the sovereign segment, segments are broken down into state-owned and private.

The Bank's lending policy is applicable to all classes of loans.

n)	Transfer of financial assets

Transfers of financial assets, primarily loans, are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when: (1) the assets have been isolated from the Bank even in bankruptcy or other receivership; (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets; and (3) the Bank does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or does not have the right to cause the assets to be returned. Upon completion of a transfer of assets that satisfies the conditions described above to be accounted for as a sale, the Bank recognizes the assets as sold and records in earnings any gain or loss on the sale. The Bank may retain interest in loans sold in the form of servicing rights. Gains or losses on sale of loans depend in part on the carrying amount of the financial assets involved in the transfer, and its fair value at the date of transfer. The fair value of instruments is determined based upon quoted market prices when available, or are based on the present value of future expected cash flows using information related to credit losses, prepayment speeds, forward yield curves, and discounted rates commensurate with the risk involved.

o)	Allowance for credit losses

The allowance for credit losses is provided for losses derived from the credit extension process, inherent in the loan portfolio and off-balance sheet financial instruments, using the reserve method of providing for credit losses. Additions to the allowance for credit losses are made by accreting earnings. Credit losses are deducted from the allowance, and subsequent recoveries are added. The allowance is also decreased by reversals of the allowance back to earnings. The allowance attributable to loans is reported as a deduction of loans and the allowance for off-balance sheet credit risk, such as, letters of credit and guarantees, is reported as a liability.

The allowance for possible credit losses includes an asset-specific component and a formula-based component. The asset-specific component relates to the provision for losses on credits considered impaired and measured on a case-by-case basis. A specific allowance is established when the discounted cash flows (or observable market price of collateral) of the credit is lower than the carrying value of that credit. The formula-based component covers the Bank’s performing credit portfolio and is established based in a process that estimates the probable loss inherent in the portfolio, based on statistical analysis and management’s qualitative judgment. The statistical calculation is a product of internal risk classifications, probabilities of default and loss given default. The probability of default is supported by Bladex’s historical portfolio performance complemented by probabilities of default provided by external sources, in view of the greater robustness of this external data for some cases. The loss given default is based on Bladex’s historical losses experience and best practices. The reserve balances, for both on and off-balance sheet credit exposures, are calculated applying the following formula:

Reserves = ∑(E x PD x LGD); where:

-	Exposure (E) = the total accounting balance (on and off-balance sheet) at the end of the period under review.
-	Probabilities of Default (PD) one-year probability of default applied to the portfolio. Default rates are based on Bladex’s historical portfolio performance per rating category, complemented by Standard & Poor’s (“S&P”) probabilities of default for categories 6, 7 and 8, in view of the greater robustness of S&P data for such cases.
-	Loss Given Default (LGD) = a factor is utilized, based on historical information, same as based on best practices in the banking industry. Management applies judgment and historical loss experience.

Management can also apply complementary judgment to capture elements of prospective nature or loss expectations based on risks identified in the environment that are not necessarily reflected in the historical data.

The allowance policy is applicable to all classes of loans and off-balance sheet financial instruments of the Bank.

p)	Fair value of guarantees including indirect indebtedness of others

The Bank recognizes at inception a liability for the fair value of obligations undertaken such as stand-by letters of credit and guarantees. Fair value is calculated based on the present value of the premium to be received or a specific allowance for off-balance sheet credit contingencies, whichever is greater.

q)	Fees and commissions

Loan origination fees, net of direct loan origination costs, are deferred, and the net amount is recognized as revenue over the contractual term of the loans as an adjustment to the yield. These net fees are not recognized as revenue during periods in which interest income on loans is suspended because of concerns about the realization of loan principal or interest. Underwriting fees are recognized as revenue when the Bank has rendered all services to the issuer and is entitled to collect the fee from the issuer, when there are no contingencies related to the fee. Underwriting fees are recognized net of syndicate expenses. In addition, the Bank recognizes credit arrangement and syndication fees as revenue after satisfying certain retention, timing and yield criteria. Fees received in connection with a modification of terms of a troubled debt restructuring are applied as a reduction of the recorded investment in the loan. Fees earned on letters of credit, guarantees and other commitments are amortized using the straight-line method over the life of such instruments.

r)	Premises and equipment

Premises and equipment, including the electronic data processing equipment, are carried at cost less accumulated depreciation and amortization, except land, which is carried at cost. Depreciation and amortization are charged to operations using the straight-line method, over the estimated useful life of the related asset. The estimated original useful life for building is 40 years and for furniture and equipment is three to five years.

The Bank defers the cost of internal-use software that has a useful life in excess of one year in accordance with ASC Topic 350-40 - Intangibles – Goodwill and Other – Internal-Use Software. These costs consist of payments made to third parties related to the use of licenses and installation of both, software and hardware. Subsequent additions, modifications or upgrades to internal-use software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Software maintenance and training costs are expensed in the period in which they are incurred. Capitalized internal use software costs are amortized using the straight-line method over their estimated useful lives, generally consisting of 5 years.

s)	Borrowings and debt

Short and long-term borrowings and debt are accounted for at amortized cost.

t)	Capital reserves

Capital reserves are established as a segregation of retained earnings and are, as such, a form of retained earnings. Even though the constitution of capital reserves is not required by the SBP, their reductions require the approval of the Bank’s Board of Directors and the SBP.

u)	Stock-based compensation and stock options plans

The Bank applies ASC Topic 718 – Compensation - Stock Compensation to account for compensation costs on restricted stock and stock option plans. Compensation cost is based on the grant date fair value of both stock and options and is recognized over the requisite service period of the employee. The fair value of each option is estimated at the grant date using the Black-Scholes option-pricing model. For the years 2010 and 2009, the options’ expected term was calculated using the simplified weighted average method because the Bank did not have sufficient historical exercise data to provide for a reasonable basis to estimate expected term.

When options and stock are exercised, the Bank’s policy is to reissue shares from treasury stock.

v)	Derivative financial instruments and hedge accounting

The Bank uses derivative financial instruments for its management of interest rate and foreign exchange risks. Interest rate swap contracts and cross-currency swap contracts have been used to manage interest rate and foreign exchange risks associated with debt securities and borrowings with fixed rates, and loans and borrowings in foreign currency. These contracts can be classified as fair value and cash flow hedges. In addition, forward foreign exchange contracts are used to hedge exposures to changes in foreign currency in subsidiary companies with functional currencies other than US dollar. These contracts are classified as net investment hedges.

The accounting for changes in value of a derivative depends on whether the contract is for trading purposes or has been designated and qualifies for hedge accounting.

Derivatives held for trading purposes include interest rate swap, cross-currency swap, forward foreign exchange and future contracts used for risk management purposes that do not qualify for hedge accounting. The fair value of trading derivatives is reported as trading assets or trading liabilities, as applicable. Changes in realized and unrealized gains and losses and interest from these trading instruments are included in net gain (loss) from trading securities.

Derivatives for hedging purposes primarily include forward foreign exchange contracts and interest rate swap contracts in US dollars and cross-currency swaps. Derivative contracts designated and qualifying for hedge accounting are reported in the balance sheet as derivative financial instruments used for hedging - receivable and payable, as applicable, and hedge accounting is applied. In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, as well as how effectiveness will be assessed prospectively and retrospectively. The extent to which a hedging instrument is effective at achieving offsetting changes in fair value or cash flows must be assessed at least quarterly. Any ineffectiveness must be reported in current-period earnings. The Bank discontinues hedge accounting prospectively in the following situations:

1.	It is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item.
2.	The derivative expires or is sold, terminated or exercised.
3.	The Bank otherwise determines that designation of the derivative as a hedging instrument is no longer appropriate.

The Bank carries all derivative financial instruments in the consolidated balance sheet at fair value. For qualifying fair value hedges, all changes in the fair value of the derivative and the fair value of the item for the risk being hedged are recognized in earnings. If the hedge relationship is terminated, then the fair value adjustment to the hedged item continues to be reported as part of the basis of the item and is amortized to earnings as a yield adjustment. For qualifying cash flow hedges and net investment hedges, the effective portion of the change in the fair value of the derivative is recorded in OCI and recognized in the income statement when the hedged cash flows affect earnings. The ineffective portion is recognized in the consolidated statement of income as activities of derivative financial instruments and hedging. If the cash flow hedge relationship is terminated, related amounts in OCI are reclassified into earnings when hedged cash flows occur.

w)	Foreign currency translation

Assets and liabilities of foreign subsidiaries whose local currency is considered their functional currency are translated into the reporting currency, US dollars, using period-end spot foreign exchange rates. The Bank uses monthly-averaged exchange rates to translate revenues and expenses from local functional currency into US dollars. The effects of those translations adjustments are reported as a component of the Other comprehensive income (loss) in the stockholders’ equity.

Transactions whose terms are denominated in a currency other than the functional currency, including transactions denominated in local currency of the foreign entity with the US dollar as their functional currency, are recorded at the exchange rate prevailing at the date of the transaction. Assets and liabilities in foreign currency are translated into US dollars using period-end spot foreign exchange rates. The effects of translation of monetary assets and liabilities into US dollars are included in current year’s earnings in the Gain on foreign currency exchange item.

x)	Income taxes

·	Bladex Head Office is exempted from payment of income taxes in Panama in accordance with the contract signed between the Republic of Panama and Bladex.
·	The Feeder, the Fund, and BLX Brazil Ltd. are not subject to income taxes in accordance with the laws of the Cayman Islands. These companies received an undertaking exempting them from taxation of all future profits until March 7, 2026 for the Feeder and the Fund, and until November 23, 2030 for BLX Brazil Ltd.
·	Bladex Representacao Ltda., Bladex Investimentos Ltda., and Bladex Asset Management Brazil – Gestora de Recursos Ltda. are subject to income taxes in Brazil.
·	The New York Agency and Bladex’s subsidiaries incorporated in USA are subject to federal and local taxation in USA based on the portion of income that is effectively connected with its operations in that country.

Such amounts of income taxes have been immaterial to date.

y)	Redeemable noncontrolling interest

ASC Topic 810 - Consolidation requires that a noncontrolling interest, previously referred to as a minority interest, in a consolidated subsidiary be reported as a separate component of equity and the amount of consolidated net income specifically attributable to the noncontrolling interest be presented separately, below net income in the consolidated statement of income.

Furthermore, in accordance with ASC 480-10-S99, equity securities that are redeemable at the option of the holder and not solely within the control of the issuer must be classified outside of equity. The terms of third party investments in the consolidated funds contain a redemption clause which allows the holders the option to redeem their investment at fair value.  Accordingly, the Bank presents the noncontrolling interest between liabilities and stockholders’ equity in the consolidated balance sheets.

Net assets of the Feeder and the Brazilian Fund are measured and presented at fair value, given the nature of their net assets (i.e. represented mainly by cash and investments in securities).  Therefore, when calculating the value of the redeemable noncontrolling interest under ASC Topic 810, such amount is already recorded at its fair value and no further adjustments under ASC 480-10-S99 are necessary.

z)	Earnings per share

Basic earnings per share is computed by dividing the net income attributable to Bladex (the numerator) by the weighted average number of common shares outstanding (the denominator) during the year. Diluted earnings per share measure performance incorporating the effect that potential common shares, such as stock options and restricted stock units outstanding during the same period, would have on net earnings per share. The computation of diluted earnings per share is similar to the computation of basic earnings per share, except for the denominator, which is increased to include the number of additional common shares that would have been issued if the beneficiaries of stock purchase options and other stock plans could exercise their options. The number of potential common shares that would be issued is determined using the treasury stock method.

aa)	Recently issued accounting standards

During 2011, new accounting standards, modifications, interpretations, and updates to standards (“ASU”), applicable to the Bank, have been issued and are not in effect. These standards establish the following:

ASU 2011-03 – Transfers and Servicing (Topic 860)

The main objective of this update is to improve the accounting for repurchase agreements. The modifications of these amendments remove from the assessment of effective control over the transferred assets, the criterion relating to the transferor’s ability to repurchase or redeem financial assets on substantially the agreed terms. Consequently, the amendments also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to replace the transferred assets in the event of bankruptcy of the counterparty.

This update is effective for interim and annual financial statements beginning on or after December 15, 2011. Early adoption is not permitted. The Bank is evaluating the potential impact of this update in its consolidated financial statements.

ASU 2011-04 – Fair Value Measurement (Topic 820)

The objective of this update is to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRSs). The amendments in this update explain how to measure fair value and disclose related information.

This update is effective for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Bank is evaluating the potential impact of this update in its consolidated financial statements.

ASU 2011-05 – Comprehensive Income (Topic 220)

The objective of this update is to increase the prominence of items reported in other comprehensive income. This update provides two options for reporting other comprehensive income, where the entity should choose one and apply it consistently:

1.	To present a single continuous financial statement. At the end of the income statement, the Bank shall present the components of comprehensive income in two sections, net income and other comprehensive income. If this option is elected, the name of the income statement changes to “statement of comprehensive income”.
2.	To present comprehensive income in two separate but consecutive statements.

In addition, it is required to present, by component, the reclassification adjustments of items from the other comprehensive income that are reclassified to the net income on the financial statements where components of net income and components of other comprehensive income are presented.

This update is effective for interim and annual periods beginning on or after December 15, 2011, and should be applied retrospectively. The Bank is evaluating the potential impact of this update on presentation of OCI in its consolidated financial statements.

ASU 2011-11 – Balance Sheet (Topic 210)

This update requires an entity to disclose information about financial instruments and derivative instruments that are either offset in the balance sheet or subject to enforceable master netting arrangements or similar agreements, irrespective of whether they are offset. Entities are required to disclose both gross and net information about instruments and transactions eligible for offset and instruments and transactions subject to an agreement similar to a master netting arrangement.

This update is effective for interim and annual periods beginning on or after January 1, 2013. Entities should provide the disclosures required by this update retrospectively for all comparative periods presented. The Bank is evaluating the potential impact of those disclosures.

ASU 2011-12 – Comprehensive Income (Topic 220)

Under the amendments in ASU 2011-05, entities are required to present reclassification adjustments of items from the other comprehensive income that are reclassified to the net income on the financial statements where components of net income and components of other comprehensive income are presented.

The amendments of ASU 2011-12 defer indefinitely those paragraphs in ASU 2011-05 that pertain to how, when, and where reclassification adjustments are presented.

The amendments in this ASU are effective for interim and annual periods beginning on or after December 15, 2011.

Cash and cash equivalents	12 Months Ended
Dec. 31, 2011
Cash and cash equivalents
3.	Cash and cash equivalents

Cash and cash equivalents are as follows:

	December 31,
(In thousands of US$)	2011	2010

Cash and due from banks	12,814	5,570
Interest-bearing deposits in banks	830,670	431,144
Total	843,484	436,714
Less:
Interest-bearing deposits with original maturities of more than three months	30,000	-
Pledged deposits	23,994	16,075
	789,490	420,639

On December 31, 2011 and 2010, the New York Agency had a pledged deposit with a carrying value of $3.0 million with the New York State Banking Department, as required by law since March 1994. As of December 31, 2011 and 2010, the Bank had pledged deposits of $21.0 million and $13.1 million, respectively, to secure derivative financial instruments transactions and repurchase agreements.

Trading assets and liabilities	12 Months Ended
Dec. 31, 2011
Trading assets and liabilities
4.	Trading assets and liabilities

The fair value of trading assets and liabilities is as follows:

	December 31,
(In thousands of US$)	2011	2010

Trading assets:
Sovereign bonds	20,415	45,058
Corporate bonds	-	5,354
Cross-currency interest rate swaps	21	-
Total	20,436	50,412

Trading liabilities:
Interest rate swaps	748	3,031
Cross-currency interest rate swaps	4,836	907
Total	5,584	3,938

Sovereign and corporate bonds outstanding as of December 31, 2011, 2010 and 2009, have generated losses of $0.7 million during 2011, and gains of $0.1 million and $3.3 million during 2010 and 2009, respectively, which have been recorded in earnings.

As of December 31, 2011 and 2010, bonds with a carrying value of $19.0 million and $34.2 million, respectively, secured repurchase agreements accounted for as secured borrowings and derivative financial instruments transactions.

During 2011, 2010 and 2009, the Bank recognized the following gains and losses related to trading derivative financial instruments:

	Year ended December 31,
(In thousands of US$)	2011	2010	2009

Forward repurchase agreements	-	-	2,570
Interest rate swaps	(299)	(2,091)	(551)
Cross-currency interest rate swaps	(4,858)	(1,662)	(638)
Credit default swap	-	13	110
Forward foreign exchange	93	-	-
Future contracts	(29)	-	-
Total	(5,093)	(3,740)	1,491

These losses are reported in the Net gain (loss) from trading securities and Net gain (loss) from the investment fund trading lines in the consolidated statements of income.

In addition to the trading derivative financial instruments, the Bank has hedging derivative financial instruments that are disclosed in Note 20.

As of December 31, 2011 and 2010, trading derivative liabilities include interest rate swap and cross-currency interest rate swap contracts that were previously designated as fair value hedges of securities available-for-sale and foreign-currency loans, respectively, that no longer qualify for hedge accounting.

As of December 31, 2011 and 2010, information on the nominal amounts of derivative financial instruments held for trading purposes is as follows:

	2011			2010
(In thousands of US$)	Nominal	Fair Value		Nominal	Fair Value
	Amount	Asset	Liability	Amount	Asset	Liability

Interest rate swaps	17,000	-	748	46,800	-	3,031
Cross-currency interest rate swaps	85,163	21	4,836	8,179	-	907
Future contracts	139	-	-	-	-	-

Total	102,302	21	5,584	54,979	-	3,938

Investment securities	12 Months Ended
Dec. 31, 2011
Investment securities
5.	Investment securities

Securities available-for-sale

The amortized cost, related unrealized gross gain (loss) and fair value of securities available-for-sale by country risk and type of debt, are as follows:

	December 31, 2011
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value
Corporate debt:
Brazil	45,937	152	2,094	43,995
Colombia	28,169	89	-	28,258
Peru	14,916	29	-	14,945
	89,022	270	2,094	87,198
Sovereign debt:
Brazil	44,541	2,401	376	46,566
Colombia	59,204	1,682	230	60,656
Guatemala	5,469	-	19	5,450
Honduras	16,384	-	166	16,218
Mexico	63,094	2,456	62	65,488
Panama	46,796	2,227	61	48,962
Peru	25,487	602	-	26,089
Venezuela	59,291	577	195	59,673
	320,266	9,945	1,109	329,102

Total	409,288	10,215	3,203	416,300

	December 31, 2010
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value
Corporate debt:
Brazil	39,600	995	290	40,305
Chile	26,493	1,090	-	27,583
	66,093	2,085	290	67,888
Sovereign debt:
Brazil	42,259	5,253	-	47,512
Colombia	101,222	5,634	355	106,501
Dominican Republic	3,118	79	-	3,197
El Salvador	15,299	292	-	15,591
Mexico	45,796	2,057	8	47,845
Panama	36,605	2,269	79	38,795
Venezuela	25,100	1,050	229	25,921
	269,399	16,634	671	285,362

Total	335,492	18,719	961	353,250

As of December 31, 2011 and 2010, securities available-for-sale with a carrying value of $375.5 million and $235.6 million, respectively, were pledged to secure repurchase transactions accounted for as secured financings.

The following table discloses those securities that have had unrealized losses for less than 12 months and for 12 months or longer:

	December 31, 2011
(In thousands of US$)	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses

Corporate debt	33,366	2,094	-	-	33,366	2,094
Sovereign debt	110,589	1,109	-	-	110,589	1,109
	143,955	3,203	-	-	143,955	3,203

	December 31, 2010
(In thousands of US$)	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses

Corporate debt	13,756	290	-	-	13,756	290
Sovereign debt	35,737	464	10,063	207	45,800	671
	49,493	754	10,063	207	59,556	961

Gross unrealized losses are related mainly to changes in market interest rates and other market factors and not due to underlying credit concerns by the Bank about the issuers.

The following table presents the realized gains and losses on sale of securities available-for-sale:

(In thousands of US$)	Year ended December 31,
	2011	2010	2009

Gains	3,825	2,346	1,276
Losses	(412)	-	(730)
Net	3,413	2,346	546

The amortized cost and fair value of securities available-for-sale by contractual maturity as of December 31, 2011, are shown in the following table:

(In thousands of US$)	Amortized Cost	Fair Value

Due within 1 year	14,945	14,892
After 1 year but within 5 years	296,837	303,971
After 5 years but within 10 years	97,506	97,437
	409,288	416,300

Securities held-to-maturity

The amortized cost, related unrealized gross gain (loss) and fair value of securities held-to-maturity by country risk and type of debt are as follows:

	December 31, 2011
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value

Corporate debt:
Panama	7,050	-	-	7,050

Sovereign debt:
Colombia	13,015	40	-	13,055
Honduras	4,471	1	-	4,472
Panama	2,000	60	-	2,060
	19,486	101	-	19,587

Total	26,536	101	-	26,637

	December 31, 2010
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value

Corporate debt:
Panama	8,500	-	-	8,500

Sovereign debt:
Colombia	13,018	64	-	13,082
Costa Rica	5,025	-	12	5,013
Honduras	4,638	-	27	4,611
Panama	2,000	-	-	2,000
	24,681	64	39	24,706

Total	33,181	64	39	33,206

Securities that show gross unrealized losses have had losses for less than 12 months; and therefore, such losses are considered temporary.

The amortized cost of securities held-to-maturity by contractual maturity as of December 31, 2011, are shown in the following table:

(In thousands of US$)	Amortized Cost

Due within 1 year	7,050
After 1 year but within 5 years	19,486
26,536

As of December 31, 2011 and 2010, securities held-to-maturity with a carrying value of $17.5 million and $13.0 million, respectively, were pledged to secure repurchase agreements accounted for as secured financings.

Investment fund	12 Months Ended
Dec. 31, 2011
Investment fund
6.	Investment fund

The balance in the investment fund for $120.4 million as of December 31, 2011 and $167.3 million as of December 31, 2010 represents the participation of the Feeder in the net asset value (NAV) of the Fund.

The Fund’s net assets are mainly composed by cash, investments in equity and debt instruments, and derivative financial instruments that are quoted and traded in active markets.

As of December 31, 2011, the Feeder owns 98.03% of the Fund with a total of 93,094.3 shares issued, divided in 2,948.0 “Class A” shares, 397.9 “Class A1” shares, 89,040.3 “Class B” shares and 708.1 “Class E1” shares.

As of December 31, 2010, the Feeder owns 97.56% of the Fund with a total of 146,134.7 shares issued, divided in 9,090.9 “Class A” shares, 7,968.5 “Class A1” shares, 128,367.2 “Class B” shares and 708.1 “Class E1” shares.

The Fund has issued “Class A”, “Class A1”, “Class B”, “Class C”, “Class D”, “Class E” and “Class E1” shares and administrative shares. “Class A”, “Class A1” and “Class B” shares are participating shares in the net gains (losses) of the Fund, and only differ in relation to certain administrative fees. “Class C” and “Class D” shares do not participate in the net gains (losses) of the Fund; they are only entitled to the performance allocation from “Class A”, “Class A1” and “Class B” shares. The “Class E” and “Class E1” shares are not subject to either administrative fees or performance allocation. The Bank owns the Feeder’s and the Fund’s administrative shares.

“Class A”, “Class A1” and “Class E” shares can be redeemed monthly by investors with 30 day’s notice. $100 million of the “Class B” shares can be redeemed starting in 2012.

Loans	12 Months Ended
Dec. 31, 2011
Loans
7.	Loans

The following table set forth details of the Bank’s loan portfolio:

(In thousands of US$)	December 31,
	2011	2010

Corporations:
Private	2,089,520	1,772,232
State-owned	232,893	312,154
Banking and financial institutions:
Private	1,716,406	1,381,266
State-owned	447,757	319,796
Middle-market companies:
Private	445,731	224,758
Sovereign	27,266	54,126
Total	4,959,573	4,064,332

The composition of the loan portfolio by industry is as follows:

(In thousands of US$)	December 31,
	2011	2010

Banking and financial institutions	2,164,163	1,701,062
Industrial	967,929	894,355
Oil and petroleum derived products	645,875	616,708
Agricultural	730,119	548,894
Mining	37,723	111,639
Services	264,895	61,587
Sovereign	27,266	54,126
Others	121,603	75,961
Total	4,959,573	4,064,332

Loans classified by debtor’s credit quality indicators are as follows:

(In thousands of US$)	December 31, 2011
Rating (1)	Corporations		Banking and financial institutions		Middle-market companies	Sovereign	Total
	Private	State-owned	Private	State-owned	Private
1-6	2,057,520	232,893	1,716,406	447,757	445,731	27,266	4,927,573
7	-	-	-	-	-	-	-
8	24,000	-	-	-	-	-	24,000
9	8,000	-	-	-	-	-	8,000
10	-	-	-	-	-	-	-
Total	2,089,520	232,893	1,716,406	447,757	445,731	27,266	4,959,573

(In thousands of US$)	December 31, 2010
Rating (1)	Corporations		Banking and financial institutions		Middle-market companies	Sovereign	Total
	Private	State-owned	Private	State-owned	Private
1-6	1,744,232	312,154	1,381,266	319,796	223,756	54,126	4,035,330
7	-	-	-	-	-	-	-
8	28,000	-	-	-	1,002	-	29,002
9	-	-	-	-	-	-	-
10	-	-	-	-	-	-	-
Total	1,772,232	312,154	1,381,266	319,796	224,758	54,126	4,064,332

(1)	Current ratings as of December 31, 2011 and 2010, respectively.

The remaining loan maturities are summarized as follows:

(In thousands of US$)	December 31,
	2011	2010
Current:
Up to 1 month	395,091	473,836
From 1 month to 3 months	1,110,307	705,147
From 3 months to 6 months	1,095,632	942,989
From 6 months to 1 year	767,526	718,649
From 1 year to 2 years	539,077	463,969
From 2 years to 5 years	1,000,486	703,397
More than 5 years	18,654	27,343
	4,926,773	4,035,330

Delinquent	800	-

Restructured and impaired:
Current balances with impairment	32,000	28,000
Past due balances with impairment	-	1,002
	32,000	29,002

Total	4,959,573	4,064,332

The following table provides a breakdown of loans by country risk:

(In thousands of US$)	December 31,
	2011	2010
Country:
Argentina	389,591	237,062
Brazil	1,852,152	1,582,761
Chile	376,297	328,447
Colombia	734,213	584,549
Costa Rica	109,263	87,537
Dominican Republic	118,275	135,291
Ecuador	21,676	18,121
El Salvador	21,098	39,036
Germany	5,000	-
Guatemala	161,107	92,104
Honduras	45,509	37,518
Jamaica	1,768	64,457
Mexico	416,353	403,829
Netherlands	20,000	-
Nicaragua	9,995	-
Panama	118,526	47,485
Paraguay	30,286	-
Peru	341,784	343,135
Spain	340	-
Trinidad and Tobago	76,340	63,000
Uruguay	110,000	-
	4,959,573	4,064,332

The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,
(In thousands of US$)	2011	2010

Fixed interest rates	2,360,115	2,003,631
Floating interest rates	2,599,458	2,060,701
	4,959,573	4,064,332

As of December 31, 2011 and 2010, 84% and 88%, respectively, of the loan portfolio at fixed interest rates has remaining maturities of less than 180 days.

The following is a summary of information in non-accruing loans, and interest amounts on non-accruing loans:

(In thousands of US$)	December 31,
	2011	2010	2009

Loans in non-accrual status
Private corporations	32,000	28,000	39,000
Private middle-market companies	-	1,002	11,534
Total loans in non-accrual status	32,000	29,002	50,534

Foregone interest revenue at beginning of the year	996	928	-
Interest which would have been recorded if the loans had not been in a non-accrual status	2,325	3,403	1,775
Interest income collected on non-accruing loans	(2,375)	(3,335)	(847)
Foregone interest revenue at end of the year	946	996	928

An analysis of non-accruing loans with impaired balances as of December 31, 2011 and 2010 is detailed as follows:

(In thousands of US$)	December 31, 2011			2011
	Recorded investment	Unpaid principal balance	Related allowance	Average principal loan balance	Interest income recognized
With an allowance recorded
Private corporations	32,000	32,000	14,800	26,860	2,375
Total	32,000	32,000	14,800	26,860	2,375

(In thousands of US$)	December 31, 2010			2010
	Recorded investment	Unpaid principal balance	Related allowance	Average principal loan balance	Interest income recognized
With an allowance recorded
Private corporations	28,000	28,000	11,200	29,151	2,492
Private middle-market companies	1,002	1,002	300	887	-
Total	29,002	29,002	11,500	30,038	2,492

As of December 31, 2011 and 2010, there were no impaired loans without related allowance.

As of December 31, 2011 and 2010, the Bank did not have any troubled debt restructurings.

The following table presents an aging analysis of the loan portfolio:

(In thousands of US$)	December 31, 2011
	91-120 days	121-150 days	151-180 days	Greater than 180 days	Total Past Due	Delinquent	Current	Total Loans
Corporations	-	-	-	-	-	-	2,322,413	2,322,413
Banking and financial institutions	-	-	-	-	-	-	2,164,163	2,164,163
Middle-market companies	-	-	-	-	-	800	444,931	445,731
Sovereign	-	-	-	-	-	-	27,266	27,266
Total	-	-	-	-	-	800	4,958,773	4,959,573

(In thousands of US$)	December 31, 2010
	91-120 days	121-150 days	151-180 days	Greater than 180 days	Total Past Due	Delinquent	Current	Total Loans
Corporations	-	-	-	-	-	-	2,084,386	2,084,386
Banking and financial institutions	-	-	-	-	-	-	1,701,062	1,701,062
Middle-market companies	-	-	-	1,002	1,002	-	223,756	224,758
Sovereign	-	-	-	-	-	-	54,126	54,126
Total	-	-	-	1,002	1,002	-	4,063,330	4,064,332

As of December 31, 2011 and 2010, the Bank has credit transactions in the normal course of business with 29% and 25%, respectively, of its Class “A” and “B” stockholders (see Note 15). All transactions are made based on arm’s-length terms and subject to prevailing commercial criteria and market rates and are subject to all of the Bank’s corporate governance and control procedures. As of December 31, 2011 and 2010, approximately 19% and 15%, respectively, of the outstanding loan portfolio is placed with the Bank’s Class “A” and “B” stockholders and their related parties. As of December 31, 2011, the Bank was not directly or indirectly owned or controlled by another corporation or any foreign government, and no Class “A” or “B” shareholder was the registered owner of more than 3.5% of the total outstanding shares of the voting capital stock of the Bank.

During the years 2011 and 2010, the Bank sold loans with a book value of $9.3 million and $20 million, respectively, with a net gain of $64 thousand and $201 thousand, respectively.

Allowance for credit losses	12 Months Ended
Dec. 31, 2011
Allowance for credit losses
8.	Allowance for credit losses

The Bank classifies the allowance for credit losses into two components:

a)	Allowance for loan losses:

(In thousands of US$)	Year ended December 31, 2011					Year ended December 31,
	Corporations	Banking and financial institutions	Middle-market companies	Sovereign	Total	2010	2009
Balance at beginning of the year	54,160	18,790	5,265	400	78,615	73,789	54,648
Provision (reversal of provision) for loan losses	(5,295)	10,017	4,312	(193)	8,841	9,091	18,293
Loan recoveries and other	-	1,716	440	-	2,156	996	866
Loans written-off against the allowance for loan losses	-	-	(1,065)	-	(1,065)	(5,261)	(18)
Balance at end of the year	48,865	30,523	8,952	207	88,547	78,615	73,789

Components:
Generic allowance	34,065	30,523	8,952	207	73,747	67,115	59,432
Specific allowance	14,800	-	-	-	14,800	11,500	14,357
Total allowance for loan losses	48,865	30,523	8,952	207	88,547	78,615	73,789

Provision (reversal of provision) of generic allowance for credit losses are mostly related to changes in volume and composition of the credit portfolio. The increase in the generic allowance for loan losses in 2011 was primarily due to an increase in the loan portfolio mitigated by an improvement of the risk profile of the Region and a prudent portfolio management.

Following is a summary of loan balances and reserves for loan losses:

(In thousands of US$)	December 31, 2011
	Corporations	Banking and financial institutions	Middle-market companies	Sovereign	Total
Allowance for loan losses
Specific allowance	14,800	-	-	-	14,800
Generic allowance	34,065	30,523	8,952	207	73,747
Total of allowance for loan losses	48,865	30,523	8,952	207	88,547
Loans
Loans with specific allowance	32,000	-	-	-	32,000
Loans with generic allowance	2,290,413	2,164,163	445,731	27,266	4,927,573
Total loans	2,322,413	2,164,163	445,731	27,266	4,959,573

(In thousands of US$)	December 31, 2010
	Corporations	Banking and financial institutions	Middle-market companies	Sovereign	Total
Allowance for loan losses
Specific allowance	11,200	-	300	-	11,500
Generic allowance	42,960	18,790	4,965	400	67,115
Total of allowance for loan losses	54,160	18,790	5,265	400	78,615
Loans
Loans with specific allowance	28,000	-	1,002	-	29,002
Loans with generic allowance	2,056,386	1,701,062	223,756	54,126	4,035,330
Total loans	2,084,386	1,701,062	224,758	54,126	4,064,332

b)	Reserve for losses on off-balance sheet credit risk:

(In thousands of US$)	Year ended December 31,
	2011	2010	2009

Balance at beginning of the year	13,335	27,261	30,724
Provision (reversal of provision) for losses on off-balance sheet credit risk	(4,448)	(13,926)	(3,463)
Balance at end of the year	8,887	13,335	27,261

The reserve for losses on off-balance sheet credit risk reflects the Bank’s management estimate of probable losses on off-balance sheet credit risk items such as: confirmed letters of credit, stand-by letters of credit, guarantees and credit commitments (see Note 18). The 2011’s decrease in the reserve for losses on off-balance sheet credit risk was primarily due to changes in volume, composition, and risk profile of the portfolio.

Premises and equipment	12 Months Ended
Dec. 31, 2011
Premises and equipment
9.	Premises and equipment

A breakdown of cost and accumulated depreciation and amortization for premises and equipment as of December 31, 2011 and 2010 is as follows:

(In thousands of US$)	December 31,
	2011	2010
Land	462	462
Building and improvements	5,396	5,365
Furniture and equipment	18,696	17,345
	24,554	23,172
Less: accumulated depreciation and amortization	17,881	16,640
	6,673	6,532

Other assets	12 Months Ended
Dec. 31, 2011
Other assets
10.	Other assets

As of December 31, 2011 and 2010, other assets include an equity investment in a private investment fund with a carrying value of $1.4 million and $1.7 million, respectively. During 2011, the Bank did not increase its participation in this fund.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits
11.	Deposits

The remaining maturity profile of the Bank’s deposits is as follows:

(In thousands of US$)	December 31,
	2011	2010
Demand	67,586	100,352
Up to 1 month	1,474,088	1,173,415
From 1 month to 3 months	402,472	286,806
From 3 months to 6 months	196,016	143,352
From 6 months to 1 year	151,800	117,000
From 2 years to 5 years	11,544	-
	2,303,506	1,820,925

The following table presents additional information about deposits:

(In thousands of US$)	December 31,
	2011	2010
Aggregate amounts of time deposits of $100,000 or more	2,233,044	1,720,106
Aggregate amounts of deposits in offices outside Panama	220,340	221,185
Interest expense paid to deposits in offices outside Panama	983	2,746

Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2011
Securities sold under repurchase agreements
12.	Securities sold under repurchase agreements

The Bank’s financing transactions under repurchase agreements amounted to $377.0 million and $264.9 million as of December 31, 2011 and 2010, respectively.

During the years ended December 31, 2011, 2010 and 2009, interest expense related to financing transactions under repurchase agreements totaled $2.1 million, $1.5 million, and $5.9 million, respectively, were recorded. These expenses are presented in the consolidated statements of income as interest expense –borrowings.

Short-term borrowings	12 Months Ended
Dec. 31, 2011
Short-term borrowings
13.	Short-term borrowings

The breakdown of short-term borrowings due to financial institutions, together with contractual interest rates, is as follows:

	December 31,
(In thousands of US$)	2011	2010
Advances from financial institutions:
At fixed interest rates	1,005,357	1,000,400
At floating interest rates	318,109	95,000
Total short-term borrowings	1,323,466	1,095,400
Average outstanding balance during the year	1,100,059	541,978
Maximum balance at any month-end	1,323,466	1,095,400
Range of fixed interest rates on borrowings in U.S. dollars	0.84% to 2.64%	0.69% to 1.65%
Range of floating interest rates on borrowings in U.S. dollars	1.11% to 2.01%	0.85% to 1.29%
Fixed interest rate on borrowings in Euros	2.98%	-
Fixed interest rate on borrowings in Renminbis	6.65%	-
Floating interest rate on borrowings in Mexican pesos	5.70%	-
Weighted average interest rate at end of the year	1.84%	1.13%
Weighted average interest rate during the year	1.22%	1.20%

Borrowings and long-term debt	12 Months Ended
Dec. 31, 2011
Borrowings and long-term debt
14.	Borrowings and long-term debt

Borrowings consist of long-term and syndicated loans obtained from international banks. Debt instruments consist of Euro-Notes and another issuance in Latin America. The breakdown of borrowings and long-term debt (original maturity of more than one year), together with contractual interest rates, is as follows:

	December 31,
(In thousands of US$)	2011	2010

Borrowings:
At fixed interest rates with due dates from June 2012 to September 2013	15,696	26,892
At floating interest rates with due dates from March 2012 to September 2014	1,426,237	1,004,421
Total borrowings	1,441,933	1,031,313

Debt:
At fixed interest rates with due dates in November 2014	45,615	43,827
Total debt	45,615	43,827

Total borrowings and long-term debt outstanding	1,487,548	1,075,140

Average outstanding balance during the year	1,391,440	1,240,750

Maximum outstanding balance at any month-end	1,548,404	1,400,307

Range of fixed interest rates on borrowings and debt in U.S. dollars	1.50%	2.53% to 3.10%

Range of floating interest rates on borrowings and debt in U.S. dollars	0.62% to 2.30%	0.53% to 2.52%

Range of fixed interest rates on borrowings in Mexican pesos	7.50% to 9.90%	7.50% to 9.90%

Range of floating interest rates on borrowings in Mexican pesos	5.66% to 6.30%	5.76% to 5.80%

Fixed interest rate on debt in Peruvian soles	6.50%	6.50%

Weighted average interest rate at the end of the year	2.16%	2.10%

Weighted average interest rate during the year	1.94%	2.07%

The Bank's funding activities include a Euro-Note program, which may be used to issue notes for up to $2.3 billion, with maturities from 90 days up to a maximum of 30 years, at fixed or floating interest rates, or at discount, and in various currencies.

The notes are generally sold in bearer or registered form through one or more authorized financial institutions.

Some borrowing agreements include various events of default and covenants related to minimum capital adequacy ratios, incurrence of additional liens, and asset sales, as well as other customary covenants, representations and warranties. As of December 31, 2011, the Bank was in compliance with all covenants.

The future remaining maturities of long-term debt and borrowings outstanding as of December 31, 2011, are as follows:

(In thousands of US$)
Due in:	Outstanding
2012	418,228
2013	376,298
2014	693,022
1,487,548

Common stock	12 Months Ended
Dec. 31, 2011
Common stock
15.	Common stock

The Bank’s common stock is divided into four categories:

1)	“Class A”; shares may only be issued to Latin American Central Banks or banks in which the state or other government agency is the majority shareholder.
2)	“Class B”; shares may only be issued to banks or financial institutions.
3)	“Class E”; shares may be issued to any person whether a natural person or a legal entity.

4)	“Class F”; can only be issued to state entities and agencies of non-Latin American countries, including, among others, central banks and majority state-owned banks in those countries, and multilateral financial institutions either international or regional institutions.

The holders of “Class B” shares have the right to convert or exchange their “Class B” shares, at any time, and without restriction, for “Class E” shares, at a rate of one to one.

The following table provides detailed information on the Bank’s common stock activity per class for each of the years in the three-year period ended December 31, 2011:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total

Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2009	6,342,189	2,617,784	27,453,115	-	36,413,088
Conversions	-	(32,902)	32,901	-	(1)
Restricted stock issued	-	-	37,934	-	37,934
Exercised stock options - compensation plans	-	-	82,180	-	82,180
Restricted stock units - vested	-	-	12,415	-	12,415
Outstanding at December 31, 2009	6,342,189	2,584,882	27,618,545	-	36,545,616
Conversions	-	(42,861)	42,860	-	(1)
Repurchase of common stock	-	-	(200)	-	(200)
Restricted stock issued	-	-	38,115	-	38,115
Exercised stock options - compensation plans	-	-	82,106	-	82,106
Restricted stock units - vested	-	-	44,904	-	44,904
Outstanding at December 31, 2010	6,342,189	2,542,021	27,826,330	-	36,710,540
Conversions	-	(10,095)	10,095	-	-
Restricted stock issued	-	-	25,541	-	25,541
Exercised stock options - compensation plans	-	-	325,996	-	325,996
Restricted stock units - vested	-	-	69,865	-	69,865
Outstanding at December 31, 2011	6,342,189	2,531,926	28,257,827	-	37,131,942

The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

(In thousands, except for share data)	“Class A”		“Class B”		“Class E”		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2009	318,140	10,708	568,010	15,655	4,680,604	106,400	5,566,754	132,763
Restricted stock issued	-	-	-	-	(37,934)	(905)	(37,934)	(905)
Exercised stock options – compensation plans	-	-	-	-	(82,180)	(1,960)	(82,180)	(1,960)
Restricted stock units - vested	-	-	-	-	(12,415)	(296)	(12,415)	(296)
Outstanding at December 31, 2009	318,140	10,708	568,010	15,655	4,548,075	103,239	5,434,225	129,602
Repurchase of common stock	-	-	-	-	200	3	200	3
Restricted stock issued	-	-	-	-	(38,115)	(909)	(38,115)	(909)
Exercised stock options – compensation plans	-	-	-	-	(82,106)	(1,958)	(82,106)	(1,958)
Restricted stock units - vested	-	-	-	-	(44,904)	(1,071)	(44,904)	(1,071)
Outstanding at December 31, 2010	318,140	10,708	568,010	15,655	4,383,150	99,304	5,269,300	125,667
Restricted stock issued	-	-	-	-	(25,541)	(609)	(25,541)	(609)
Exercised stock options – compensation plans	-	-	-	-	(325,996)	(7,775)	(325,996)	(7,775)
Restricted stock units - vested	-	-	-	-	(69,865)	(1,666)	(69,865)	(1,666)
Outstanding at December 31, 2011	318,140	10,708	568,010	15,655	3,961,748	89,254	4,847,898	115,617

Cash and stock-based compensation plans	12 Months Ended
Dec. 31, 2011
Cash and stock-based compensation plans
16.	Cash and stock-based compensation plans

The Bank established equity compensation plans under which it administers restricted stock, restricted stock units and stock purchase option plans to attract, retain and motivate Directors and top employees and compensate them for their contributions to the growth and profitability of the Bank. Vesting conditions for each of the Bank’s plans are only comprised of specified requisite service periods.

A. 2008 Stock Incentive Plan – Directors and Executives

In February 2008, the Board of Directors of the Bank approved an incentive plan for Directors and Executives allowing the Bank to grant restricted stock, restricted stock units, stock purchase options, and/or other similar compensation instruments. The maximum aggregate number of shares which may be issued under this plan is two million “Class E” common shares. The 2008 Stock Incentive Plan is administered by the Board of Directors which has the authority in its discretion to select the Directors and Executives to whom the Award may be granted; to determine whether and to what extent awards are granted, and to amend the terms of any outstanding award under this plan.

During 2011, 2010 and 2009, the Board of Directors approved the grant of restricted stock to Directors and stock options and restricted stock units to certain Executives of the Bank, as follows:

Restricted stock – Directors

In July 2011, 2010 and 2009, the Board of Directors granted 25,541, 38,115 and 37,934 “Class E” common shares. The fair value of restricted stock granted was based on the stock closing price in the New York Stock Exchange of the “Class E” shares on July 7, 2011, July 9, 2010 and July 10, 2009, respectively. The restricted stock vests in five years at a rate of 20% each year, beginning the year following the grant date. The fair value of restricted stock granted totaled $462 thousand in 2011, and $475 thousand in 2010 and 2009, of which $414 thousand, $270 thousand and $139 thousand were charged against income during 2011, 2010 and 2009, respectively. The remaining cost pending amortization of $1,040 thousand will be amortized over 3.51 years.

A summary as of December 31, 2011 of the restricted stock granted to Directors during the years 2011, 2010 and 2009 is presented below:

		Weighted average
		grant date fair
	Shares	value
Outstanding at January 1, 2009	31,246	$15.20
Granted	37,934	12.52
Vested	(6,242)	15.20
Outstanding at December 31, 2009	62,938	13.58
Granted	38,115	12.46
Vested	(13,026)	13.80
Outstanding at December 31, 2010	88,027	13.07
Granted	25,541	18.07
Vested	(31,563)	13.14
Outstanding at December 31, 2011	82,005	$14.59
Expected to vest	82,005	$14.59

The fair value of vested stock during the years 2011, 2010 and 2009 was $415 thousand, $180 thousand and $95 thousand, respectively.

Restricted Stock Units and Stock Purchase Options granted to certain Executives

The Board of Directors approved the grant of stock purchase options and restricted stock units to certain Executives of the Bank with a grant date fair value of $1.7 million in 2011, $2.4 million in 2010 and $2.3 million in 2009. In 2011, the distribution of the fair value in restricted stock units and stock purchase options was $1.5 million and $0.2 million, respectively. For the years 2010 and 2009, the distribution of the total grant was 50% in restricted stock units and 50% in stock purchase options, in both years.

The Bank grants one “Class E” share per each exercised option or vested restricted stock unit.

Restricted stock units:

The fair value of the stock units was based on the “Class E” stock closing price in the New York Stock Exchange on the grant date. These stock units vest 25% each year on the grant date’s anniversary.

Compensation costs of these restricted stock units are amortized during the period of restriction. Costs charged against income during 2011, 2010 and 2009 due to the amortization of these grants totaled $1,020 thousand, $742 thousand and $436 thousand, respectively. The remaining compensation cost pending amortization of $1,965 thousand will be amortized over 2.5 years.

A summary as of December 31, 2011, 2010 and 2009 of the status of the restricted stock units granted to certain Executives and changes during the years 2011, 2010 and 2009 are presented below:

			Weighted
		Weighted	average
		average grant	remaining	Aggregate
		date fair	contractual	intrinsic value
	Stock units	value	term	(thousands)
Outstanding at January 1, 2009	52,226	$15.43
Granted	132,020	8.67
Forfeited	(5,713)	11.44
Vested	(12,415)	15.43
Outstanding at December 31, 2009	166,118	10.20
Granted	101,496	12.04
Forfeited	-	-
Vested	(44,904)	10.59
Outstanding at December 31, 2010	222,710	10.96
Granted	94,496	15.84
Forfeited	(20,931)	12.63
Vested	(69,865)	11.09		$446
Outstanding at December 31, 2011	226,410	$12.80	1.76 years	$736
Expected to vest	226,410	$12.80		$736

The fair value of vested stock during the years 2011, 2010 and 2009 was $775 thousand, $476 thousand and $192 thousand, respectively.

Stock purchase options:

The fair value of stock purchase options granted to certain Executives during 2011, 2010 and 2009 was estimated using the “Black-Scholes” option-pricing model, based on the following factors:

	2011	2010	2009
Weighted average fair value per option	$2.92	$2.91	$1.90
Weighted average expected term, in years	5.50	4.75	4.75
Expected volatility	30%	37%	37%
Risk-free rate	2.52%	2.32%	1.79%
Expected dividend	4.50%	5.00%	6.00%

These options expire seven years after the grant date and are exercisable at a rate of 25% each year on the grant date’s anniversary.

Related cost charged against income during 2011, 2010 and 2009 as a result of the amortization of these plans amounted to $765 thousand, $742 thousand and $436 thousand, respectively. The remaining compensation cost pending amortization of $1,052 thousand in 2011 will be amortized over a period of 1.96 years. A summary of stock options granted is presented below:

			Weighted
			average	Aggregate
		Weighted	remaining	intrinsic
		average	contractual	value
	Options	exercise price	term	(thousands)
Outstanding at January 1, 2009	229,085	$15.43
Granted	601,985	10.15
Forfeited	(27,076)	12.43
Outstanding at December 31, 2009	803,994	11.58
Granted	420,777	13.52
Forfeited	(646)	15.43
Exercised	(82,106)	10.15
Outstanding at December 31, 2010	1,142,019	12.39
Granted	72,053	17.81
Forfeited	(58,067)	12.16
Exercised	(240,439)	12.27
Outstanding at December 31, 2011	915,566	$12.87	4.46 years	$3,040
Exercisable	238,466	$13.10	3.12 years	$703
Expected to vest	677,100	$12.79	4.68 years	$2,337

The intrinsic value of exercised options during the years 2011 and 2010 was $1,322 thousand and $383 thousand, respectively. During the years 2011 and 2010 the Bank received $2,949 thousand and $834 thousand, respectively, from exercised options.

B. Restricted Stock – Directors (Discontinued)

During 2003, the Board of Directors approved a restricted stock award plan for Directors of the Bank that was amended in 2007 and subsequently terminated in 2008. No grants were made after the 2007’s grant. The restricted stock vests at a rate of 20% each year on the grant date’s anniversary.

Related costs to outstanding restricted stock were charged against income totaled $87 thousand, $108 thousand and $123 thousand in 2011, 2010 and 2009, respectively. As of December 31, 2011, the Bank had unrecognized compensation costs of $41 thousand related to this plan that will be amortized over 7 months.

A summary as of December 31, 2011 of restricted stock granted to Directors under this plan and changes during 2011, 2010 and 2009 is presented below:

		Weighted average
		grant date fair
	Shares	value
Non vested at January 1, 2009	21,419	$20.07
Granted	-	-
Vested	(6,746)	19.25
Non vested at December 31, 2009	14,673	20.45
Granted	-	-
Vested	(5,756)	19.95
Non vested at December 31, 2010	8,917	20.77
Granted	-	-
Vested	(5,399)	20.39
Non vested at December 31, 2011	3,518	$21.35
Expected to vest	3,518	$21.35

The total fair value of vested stock during the years ended December 31, 2011, 2010 and 2009 was $110 thousand, $115 thousand and $130 thousand, respectively.

C. Stock Option Plan 2006 – Directors and Executives (Discontinued)

The 2006 Stock Option Plan was terminated in 2008. The options granted under this plan expire seven years after the grant date. No grants were made after the 2007’s grant.

Related cost charged against income as a result of the amortization of options granted under this compensation plan amounted to $25 thousand in 2011, and $221 thousand in 2010 and 2009. As of December 31, 2011, there was no compensation cost pending amortization.

A summary as of December 31, 2011 of the share options granted to Directors and certain Executives and changes during 2009, 2010 and 2011 is presented below:

			Weighted average
			remaining	Aggregate
	Options	Weighted average exercise price	contractual term	intrinsic value (thousands)
Outstanding at January 1, 2009	207,706	$16.34
Forfeited	-	-
Outstanding at December 31, 2009	207,706	16.34
Forfeited	-	-
Outstanding at December 31, 2010	207,706	16.34
Forfeited	-	-
Exercised	(27,552)	16.34
Outstanding at December 31, 2011	180,154	$16.34	2.12 years	$-
Exercisable at December 31, 2011	180,154	$16.34	2.12 years	$-

The intrinsic value of exercised options during the year ended December 31, 2011 was $45 thousand. During the year ended December 31, 2011, the Bank received $450 thousand from exercised options. All options are available to be exercised as of December 31, 2011.

D. Indexed Stock Option Plan (Discontinued)

During 2004, the Board of Directors approved an indexed stock purchase option plan for Directors and certain Executives of the Bank, which was subsequently terminated in April 2006. The indexed stock options expire ten years after the grant date. The exercise price is adjusted based on the change in a customized Latin American general market index. As of December 31, 2011, there was no compensation cost pending amortization. Related costs charged against income amounted to $17 thousand and $241 thousand in 2010 and 2009, respectively.

A summary as of December 31, 2011 and changes during the years 2009, 2010 and 2011 of the indexed stock purchase options is presented below:

			Weighted
			average
			remaining	Aggregate
		Weighted average	contractual	intrinsic value
	Options	exercise price	term	(thousands)
Outstanding at January 1, 2009	467,649	$12.93
Forfeited	-	-
Exercised	(82,180)	9.84
Outstanding at December 31, 2009	385,469	17.46
Forfeited	-	-
Exercised	-	-
Outstanding at December 31, 2010	385,469	17.98
Forfeited	-	-
Expired	(4,100)	11.87
Exercised	(55,433)	12.12
Outstanding at December 31, 2011	325,936	$12.86	3.43 years	$1,039
Exercisable at December 31, 2011	325,936	$12.86	3.43 years	$1,039

The intrinsic value of options exercised during the years ended December 31, 2011 and 2009 was $235 thousand and $252 thousand, respectively. During the years ended December 31, 2011 and 2009, the Bank received $672 thousand and $808 thousand, respectively, from exercised options. All options are available to be exercised as of December 31, 2011.

E. 1995 and 1999’s Stock Option Plan (Discontinued)

During 1995 and 1999, the Board of Directors approved two stock option plans for employees. Under these plans, stock options were granted at a purchase price equal to the average market value of the common stock at the grant date. One third of the options would have been exercised on each successive year after the grant date and expired on the tenth anniversary after the grant date. These plans were discontinued in 2003; therefore, no additional stock options have been granted.

A summary of the status as of December 31, 2011 of the stock options granted and changes during 2011, 2010 and 2009 of these option plans is presented below:

			Weighted
			average
			remaining	Aggregate
		Weighted average	contractual	intrinsic value
	Options	exercise price	term	(thousands)

Outstanding at January 1, 2009	14,350	$28.81
Forfeited	(533)	27.72
Expired	(2,082)	23.03
Outstanding at December 31, 2009	11,735	29.89
Forfeited	-	-
Expired	(3,615)	23.16
Outstanding at December 31, 2010	8,120	32.88
Forfeited	-	-
Expired	(8,120)	32.88
Outstanding at December 31, 2011	-	$-	-	$-

F. Deferred Compensation Plan (the “DC Plan”)

In 1999, the Board of Directors approved the DC Plan, which was subsequently terminated in 2003. The Bank could grant a number of deferred equity units (“DEU”). Eligible employees would vest the DEU after three years of service, and distributions were made on the later of (i) the date the vested DEU were credited to the employee’s account, and (ii) ten years the employee was first credited with DEU. Participating employees received dividends with respect to their unvested deferred equity units. A summary on changes is presented below:

	2011	2010	2009
Outstanding at beginning of year	17,746	18,755	19,609
Exercised	(15,934)	(1,009)	(854)
Outstanding at end of year	1,812	17,746	18,755

Related cost charged against income related to this plan amounted to $1 thousand in 2011, and $11 thousand in 2010 and 2009.

G. Other plans - Expatriate Officer Plan

The Bank sponsors a defined contribution plan for its expatriate top executives based in Panama, which are not eligible to participate in the Panamanian social security system. The Bank’s contributions are determined as a percentage of the annual salaries of top executives eligible for the plan, each contributing an additional amount withheld from their salary. Contributions to this plan are managed by a fund manager through a trust. The executives are entitled to the Bank’s contributions after completing at least three years of service in the Bank. During the years 2011, 2010 and 2009, the Bank charged to salaries expense $119 thousand, $117 thousand and $116 thousand, respectively, that correspond to the Bank’s contributions to this plan. As of December 31, 2011 and 2010, the accumulated liability payable amounted to $255 thousand and $307 thousand, respectively.

Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share
17.	Earnings per share

The following table presents a reconciliation of the income and share data used in the basic and diluted earnings per share (“EPS”) computations for the dates indicated:

(In thousands of US$, except per share amounts)	Year ended December 31,
	2011	2010	2009

Net income attributable to Bladex for both basic and diluted EPS	83,180	42,244	54,862

Weighted average common shares outstanding - applicable to basic EPS	36,969	36,647	36,493
Basic earnings per share	2.25	1.15	1.50

Weighted average common shares outstanding applicable to diluted EPS	36,969	36,647	36,493
Effect of dilutive securities (1):
Stock options and restricted stock units plans	176	167	78
Adjusted weighted average common shares outstanding applicable to diluted EPS	37,145	36,814	36,571
Diluted earnings per share	2.24	1.15	1.50

(1)	As of December 31, 2011, 2010 and 2009, weighted average options of 72,053, 760,284 and 769,790, respectively, were excluded from the computation of diluted earnings per share because the option’s exercise price was greater than the average quoted market price of the Bank’s common stock.

Financial instruments with off-balance sheet credit risk	12 Months Ended
Dec. 31, 2011
Financial instruments with off-balance sheet credit risk
18.	Financial instruments with off-balance sheet credit risk

In the normal course of business, to meet the financing needs of its customers, the Bank is party to financial instruments with off-balance sheet credit risk. These financial instruments involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated balance sheet. Credit risk represents the possibility of loss resulting from the failure of a customer to perform in accordance with the terms of a contract.

The Bank’s outstanding financial instruments with off-balance sheet credit risk were as follows:

(In thousands of US$)	December 31,
	2011	2010
Confirmed letters of credit	266,547	196,287
Stand-by letters of credit and guarantees - Commercial risk	18,899	38,410
Credit commitments	75,962	118,863
	361,408	353,560

As of December 31, 2011, the remaining maturity profile of the Bank’s outstanding financial instruments with off-balance sheet credit risk is as follows:

(In thousands of US$)
Maturities	Amount
Within 1 year	317,556
From 1 to 2 years	42,528
From 2 to 5 years	606
After 5 years	718
361,408

As of December 31, 2011 and 2010 the breakdown of the Bank’s off-balance sheet exposure by country risk is as follows:

(In thousands of US$)
Country:	2011	2010
Argentina	92	-
Bolivia	944	-
Brazil	41,116	66,700
Chile	12,367	-
Colombia	2,396	-
Costa Rica	11,661	32,160
Dominican Republic	1,603	86
Ecuador	215,272	121,245
El Salvador	2,025	25
Guatemala	501	1,475
Honduras	400	430
Jamaica	295	125
Mexico	14,677	50,964
Panama	1,801	1,200
Paraguay	81	-
Peru	2,467	39
Spain	9,660	-
Switzerland	500	500
United States of America	21,780	-
Uruguay	-	170
Venezuela	21,770	78,441
	361,408	353,560

Letters of credit and guarantees

The Bank, on behalf of its client base, advises and confirms letters of credit to facilitate foreign trade transactions. When confirming letters of credit, the Bank adds its own unqualified assurance that the issuing bank will pay and that if the issuing bank does not honor drafts drawn on the credit, the Bank will. The Bank provides stand-by letters of credit and guarantees, which are issued on behalf of institutional customers in connection with financing between its customers and third parties. The Bank applies the same credit policies used in its lending process, and once issued the commitment is irrevocable and remains valid until its expiration. Credit risk arises from the Bank's obligation to make payment in the event of a customer’s contractual default to a third party. Risks associated with stand-by letters of credit and guarantees are included in the evaluation of the Bank’s overall credit risk.

Credit commitments

Commitments to extend credit are binding legal agreements to lend to customers. Commitments generally have fixed expiration dates or other termination clauses and require payment of a fee to the Bank. As some commitments expire without being drawn down, the total commitment amounts do not necessarily represent future cash requirements.

Leasehold commitments	12 Months Ended
Dec. 31, 2011
Leasehold commitments
19.	Leasehold commitments

As of December 31, 2011, a summary of leasehold commitments is as follows:

(In thousands of US$)
Year
2012	780
2013	509
2014	478
2015	337
2016	138
Thereafter	11
Total minimum payments (1)	2,253

(1)	Minimum payments have not been reduced by minimum sublease rentals of $1,704 thousand due in the future under noncancelable subleases.

The following table presents an analysis of all operating leases:

	2011	2010	2009
Rent expense	1,403	875	770
Less: Sublease rentals	(129)	-	-
	1,274	875	770

Derivative financial instruments for hedging purposes	12 Months Ended
Dec. 31, 2011
Derivative financial instruments for hedging purposes
20.	Derivative financial instruments for hedging purposes

As of December 31, 2011 and 2010, quantitative information on derivative financial instruments held for hedging purposes is as follows:

	2011			2010
(In thousands of US$)	Nominal	Fair Value (1)		Nominal	Fair Value (1)
	Amount	Asset	Liability	Amount	Asset	Liability
Fair value hedges:
Interest rate swaps	125,000	16	10,317	267,800	591	25,737
Cross-currency interest rate swaps	215,107	56	40,574	148,570	24	25,631
Cash flow hedges:
Interest rate swaps	20,000	-	512	20,000	-	1,499
Cross-currency interest rate swaps	42,336	3,549	-	42,633	1,407	150
Forward foreign exchange	53,264	249	2,339	2,108	81	12
Net investment hedges:
Forward foreign exchange	6,036	289	-	-	-	-
Total	461,743	4,159	53,742	481,111	2,103	53,029

Net gain (loss) on the ineffective portion of hedging activities (2)	2,849			(1,446)

(1)	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.
(2)	Gains and losses resulting from ineffectiveness and credit risk in hedging activities are reported within the derivative financial instruments and hedging line in the consolidated statements of income.

The gains and losses resulting from activities of derivative financial instruments and hedging recognized in the consolidated statements of income are presented below:

2011
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	987

Cross-currency interest rate swaps	2,270	Gain (loss) on foreign currency exchange	1,958	-

Forward foreign exchange	(2,160)	Interest income – loans	(124)	-
		Interest expense – borrowings	172	-
	-	Gain (loss) on foreign currency exchange	(2,966)	-
Total	1,097		(960)	-

Derivatives – net investment hedge
Forward foreign exchange	289	Gain (loss) on foreign currency exchange	-	-
Total	289		-	-

2010
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	460

Cross-currency interest rate swaps	1,690	Gain (loss) on foreign currency exchange	1,171	-

Forward foreign exchange	(759)	Interest income - loans	(477)	-
	-	Gain (loss) on foreign currency exchange	478	-
Total	1,391		1,172	-

2009
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	513

Cross-currency interest rate swaps	6,231	Gain (loss) on foreign currency exchange	(3,430)	-
		Derivative financial instruments and hedging	-	(3)

Forward foreign exchange	(4,773)	Interest expense – borrowings	336	-
		Interest income - loans	313
		Gain (loss) on foreign currency exchange	3,861	-
Total	1,971		1,080	(3)

The Bank recognized in earnings the gain (loss) on derivative financial instruments and the gain (loss) of the hedged asset or liability related to qualifying fair value hedges, as follows:

2011
(In thousands of US$)	Classification in statements of	Gain (loss) on	Gain (loss) on	Net gain
	income	derivatives	hedged item	(loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(6,857)	10,266	3,409
	Derivative financial instruments and hedging	74	-	74

Cross-currency interest rate swaps	Derivative financial instruments and hedging (ineffectiveness)	2,849	-	2,849
	Interest income – loans	(33)	55	22
	Interest expense – borrowings	4,352	(7,874)	(3,522)
	Gain (loss) on foreign currency exchange	(17,427)	17,475	48
		(17,042)	19,922	2,880

2010
(In thousands of US$)	Classification in statements of	Gain (loss) on	Gain (loss) on	Net gain
	income	derivatives	hedged item	(loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(14,760)	22,000	7,240
	Derivative financial instruments and hedging	419	-	419

Cross-currency interest rate swaps	Derivative financial instruments and hedging (ineffectiveness)	(1,865)	-	(1,865)
	Interest income – loans	(45)	89	44
	Interest expense – borrowings	3,812	(7,046)	(3,234)
	Gain (loss) on foreign currency exchange	7,922	(7,994)	(72)
		(4,517)	7,049	2,532

2009
(In thousands of US$)	Classification in statements of	Gain (loss) on	Gain (loss) on	Net gain
	income	derivatives	hedged item	(loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(11,959)	27,477	15.518

Cross-currency interest rate swaps	Derivative financial instruments and hedging (ineffectiveness)	(2,531)	-	(2.531)
	Interest income – loans	(62)	619	557
	Interest expense – borrowings	3,480	(8,098)	(4.618)
	Gain (loss) on foreign currency exchange	591	(5,681)	(5.090)
		(10,481)	14,317	3.836

For control purposes, derivative instruments are recorded at their nominal amount (“notional amount”) in memorandum accounts. Interest rate swaps are made either in a single currency or cross currency for a prescribed period to exchange a series of interest rate flows, which involve fixed for floating interest payments. The Bank also engages in certain foreign exchange trades to serve customers’ transaction needs and to manage the foreign currency risk. All such positions are hedged with an offsetting contract for the same currency. The Bank manages and controls the risks on these foreign exchange trades by establishing counterparty credit limits by customer and by adopting policies that do not allow for open positions in the credit and investment portfolio. The Bank also uses foreign currency exchange contracts to hedge the foreign exchange risk associated with the Bank’s equity investment in a non-U.S. dollar functional currency foreign subsidiary. Derivative and foreign exchange instruments negotiated by the Bank are executed mainly over-the-counter (OTC). These contracts are executed between two counterparties that negotiate specific agreement terms, including notional amount, exercise price and maturity.

The maximum length of time over which the Bank has hedged its exposure to the variability in future cash flows on forecasted transactions is 2.89 years.

The Bank estimates that approximately $842 thousand of gains reported in OCI as of December 31, 2011 related to forward foreign exchange contracts are expected to be reclassified into interest expense as an adjustment to yield of hedged liabilities during the twelve-month period ending December 31, 2012.

The Bank estimates that approximately $198 thousand of losses reported in OCI as of December 31, 2011 related to forward foreign exchange contracts are expected to be reclassified into interest income as an adjustment to yield of hedged loans during the twelve-month period ending December 31, 2012.

Types of Derivatives and Foreign Exchange Instruments

Interest rate swaps are contracts in which a series of interest rate flows in a single currency are exchanged over a prescribed period. The Bank has designated a portion of these derivative instruments as fair value hedges and a portion as cash flow hedges. Cross currency swaps are contracts that generally involve the exchange of both interest and principal amounts in two different currencies. The Bank has designated a portion of these derivative instruments as fair value hedges and a portion as cash flow hedges. Forward foreign exchange contracts represent an agreement to purchase or sell foreign currency at a future date at agreed-upon terms. The Bank has designated these derivative instruments as cash flow hedges and net investment hedges.

In addition to hedging derivative financial instruments, the Bank has derivative financial instruments held for trading purposes that have been disclosed in Note 4.

Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2011
Accumulated other comprehensive income (loss)
21.	Accumulated other comprehensive income (loss)

As of December 31, 2011, 2010 and 2009 the breakdown of accumulated other comprehensive income (loss) related to investment securities available-for-sale and derivative financial instruments, and foreign currency translation is as follows:

			Foreign currency
	Securities	Derivative	translation
	available-	financial	adjustment,
(In thousands of US$)	for-sale	instruments	net of hedges	Total
Balance as of January 1, 2009	(66,151)	(5,964)	-	(72,115)
Net unrealized gains (losses) arising from the year	63,556	1,971	-	65,527
Reclassification adjustment for (gains) losses included in net income (1)	(649)	1,077	-	428
Balance as of December 31, 2009	(3,244)	(2,916)	-	(6,160)
Net unrealized gains (losses) arising from the year	2,325	1,391	-	3,716
Reclassification adjustment for (gains) losses included in net income (1)	(2,825)	(1,172)	-	(3,997)
Balance as of December 31, 2010	(3,744)	(2,697)	-	(6,441)
Net unrealized gains (losses) arising from the year	4,095	1,097	-	5,192
Reclassification adjustment for (gains) losses included in net income (1)	(2,079)	960	-	(1,119)
Foreign currency translation adjustment, net	-	-	(744)	(744)
Balance as of December 31, 2011	(1,728)	(640)	(744)	(3,112)

(1)	Reclassification adjustments include amounts recognized in net income during the current year that had been part of other comprehensive income (loss) in this and previous years.

Fair value of financial instruments	12 Months Ended
Dec. 31, 2011
Fair value of financial instruments
22.	Fair value of financial instruments

The Bank determines the fair value of its financial instruments using the fair value hierarchy established in ASC Topic 820 - Fair Value Measurements and Disclosure, which requires the Bank to maximize the use of observable inputs (those that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market information obtained from sources independent of the reporting entity) and to minimize the use of unobservable inputs (those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances) when measuring fair value. Fair value is used on a recurring basis to measure assets and liabilities in which fair value is the primary basis of accounting. Additionally, fair value is used on a non-recurring basis to evaluate assets and liabilities for impairment or for disclosure purposes. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Bank uses some valuation techniques and assumptions when estimating fair value. The Bank applied the following fair value hierarchy:

Level 1 – Assets or liabilities for which an identical instrument is traded in an active market, such as publicly-traded instruments or futures contracts.

Level 2 – Assets or liabilities valued based on observable market data for similar instruments, quoted prices in markets that are not active; or other observable inputs that can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3 – Assets or liabilities for which significant valuation assumptions are not readily observable in the market; instruments measured based on the best available information, which might include some internally-developed data, and considers risk premiums that a market participant would require.

When determining the fair value measurements for assets and liabilities that are required or permitted to be recorded at fair value, the Bank considers the principal or most advantageous market in which it would transact and considers the assumptions that market participants would use when pricing the asset or liability. When possible, the Bank uses active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Bank uses observable market information for similar assets and liabilities. However, certain assets and liabilities are not actively traded in observable markets and the Bank must use alternative valuation techniques to determine the fair value measurement. The frequency of transactions, the size of the bid-ask spread and the size of the investment are factors considered in determining the liquidity of markets and the relevance of observed prices in those markets.

When there has been a significant decrease in the volume or level of activity for a financial asset or liability, the Bank uses the present value technique which considers market information to determine a representative fair value in usual market conditions.

A description of the valuation methodologies used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such assets and liabilities under the fair value hierarchy is presented below:

Trading assets and liabilities and securities available-for-sale

When quoted prices are available in an active market, available-for-sale securities and trading assets and liabilities are classified in level 1 of the fair value hierarchy. If quoted market prices are not available or they are available in markets that are not active, then fair values are estimated based upon quoted prices of similar instruments, or where these are not available, by using internal valuation techniques, principally discounted cash flows models. Such securities are classified within level 2 of the fair value hierarchy.

Investment fund

The Fund is not traded in an active market and, therefore, representative market quotes are not readily available. Its fair value is adjusted on a monthly basis based on its financial results, its operating performance, its liquidity and the fair value of its long and short investment portfolio that are quoted and traded in active markets. Such investment is classified within level 2 of the fair value hierarchy.

Derivative financial instruments

The valuation techniques and inputs depend on the type of derivative and the nature of the underlying instrument. Exchange-traded derivatives that are valued using quoted prices are classified within level 1 of the fair value hierarchy.

For those derivative contracts without quoted market prices, fair value is based on internal valuation techniques using inputs that are readily observable and that can be validated by information available in the market. The principal technique used to value these instruments is the discounted cash flows model and the key inputs considered in this technique include interest rate yield curves and foreign exchange rates. These derivatives are classified within level 2 of the fair value hierarchy.

Adjustments for credit risk of the counterparty are applied to those derivative financial instruments where the internal credit risk rating of said counterparties deviates substantially from the credit risk implied by the London Interbank Offered rate (“LIBOR”). Not all counterparties have the same credit rating that is implicit in the LIBOR curve; therefore, it is necessary to take into account the current credit rating of the counterparty for the purpose of obtaining the true fair value of a particular instrument. In addition, adjustments to bilateral or own risk are adjusted to reflect the bank’s credit risk when measuring all liabilities at fair value. The methodology is consistent with the adjustments applied to generate the counterparty credit risk.

Financial instruments measured at fair value on a recurring basis by caption on the consolidated balance sheets using the fair value hierarchy are described below:

	2011
(In thousands of US$)			Internally
		Internally developed	developed models
		models with	with significant
	Quoted market	significant	unobservable	Total carrying
	prices in an active	observable market	market	value in the
	market	information	information	consolidated
	(Level 1)	(Level 2)	(Level 3)	balance sheets
Assets
Trading assets
Sovereign bonds	20,415	-	-	20,415
Cross-currency interest rate swaps	-	21	-	21
Total trading assets	20,415	21	-	20,436
Securities available –for-sale
Corporate debt	87,198	-	-	87,198
Sovereign debt	328,544	558	-	329,102
Total securities available-for-sale	415,742	558	-	416,300
Investment fund	-	120,425	-	120,425
Derivative financial instruments - receivable
Interest rate swaps	-	16	-	16
Cross-currency interest rate swaps	-	3,605	-	3,605
Forward foreign exchange	-	538	-	538
Total derivative financial instruments - receivable	-	4,159	-	4,159
Total assets at fair value	436,157	125,163	-	561,320

Liabilities
Trading liabilities
Interest rate swaps	-	748	-	748
Cross-currency interest rate swaps	-	4,836	-	4,836
Total trading liabilities	-	5,584	-	5,584
Derivative financial instruments - payable
Interest rate swaps	-	10,829	-	10,829
Cross-currency interest rate swaps	-	40,574	-	40,574
Forward foreign exchange	-	2,339	-	2,339
Total derivative financial instruments - payable	-	53,742	-	53,742
Total liabilities at fair value	-	59,326	-	59,326

	2010
(In thousands of US$)			Internally
		Internally developed	developed models
		models with	with significant
	Quoted market	significant	unobservable	Total carrying
	prices in an active	observable market	market	value in the
	market	information	information	consolidated
	(Level 1)	(Level 2)	(Level 3)	balance sheets
Assets
Trading assets
Sovereign bonds	45,058	-	-	45,058
Corporate bonds	5,354	-	-	5,354
Total trading assets	50,412	-	-	50,412
Securities available –for-sale
Corporate debt	67,888	-	-	67,888
Sovereign debt	285,362	-	-	285,362
Total securities available-for-sale	353,250	-	-	353,250
Investment fund	-	167,291	-	167,291
Derivative financial instruments - receivable
Interest rate swaps	-	591	-	591
Cross-currency interest rate swaps	-	1,431	-	1,431
Forward foreign exchange	-	81	-	81
Total derivative financial instruments - receivable	-	2,103	-	2,103
Total assets at fair value	403,662	169,394	-	573,056

Liabilities
Trading liabilities
Interest rate swaps	-	3,031	-	3,031
Cross-currency interest rate swaps	-	907	-	907
Total trading liabilities	-	3,938	-	3,938
Derivative financial instruments - payable
Interest rate swaps	-	27,236	-	27,236
Cross-currency interest rate swaps	-	25,781	-	25,781
Forward foreign exchange	-	12	-	12
Total derivative financial instruments - payable	-	53,029	-	53,029
Total liabilities at fair value	-	56,967	-	56,967

ASC Topic 825 - Financial Instruments requires disclosure of fair value of financial instruments including those assets and liabilities for which the Bank did not elect the fair value option. Bank’s management uses its best judgment in estimating the fair value of the Bank’s financial instruments; however, there are limitations in any estimation technique. The estimated fair value amounts have been measured as of their respective year-ends, and have not been re-expressed or updated subsequent to the dates of these consolidated financial statements. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year-end.

The following information should not be interpreted as an estimate of the fair value of the Bank. Fair value calculations are only provided for a limited portion of the Bank’s financial assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparison of fair value information of the Bank and other companies may not be meaningful for comparative analysis.

The following methods and assumptions were used by the Bank’s management in estimating the fair values of financial instruments whose fair value are not measured on a recurring basis:

Financial instruments with carrying value that approximates fair value

The carrying value of certain financial assets, including cash and due from banks, interest-bearing deposits in banks, customers’ liabilities under acceptances, accrued interest receivable and certain financial liabilities including customer’s demand and time deposits, securities sold under repurchase agreements, accrued interest payable, and acceptances outstanding, as a result of their short-term nature, are considered to approximate fair value.

Securities held-to-maturity

The fair value has been based upon current market quotations, where available. If quoted market prices are not available, fair value has been estimated based upon quoted price of similar instruments, or where these are not available, on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

Loans

The fair value of the loan portfolio, including impaired loans, is estimated by discounting future cash flows using the current rates at which loans would be made to borrowers with similar credit ratings and for the same remaining maturities, considering the contractual terms in effect as of December 31 of the relevant period.

Borrowings and short and long-term debt

The fair value of short-term and long-term debt and borrowings is estimated using discounted cash flow analysis based on the current incremental borrowing rates for similar types of borrowing arrangements, taking into account the changes in the Bank’s credit margin.

Commitments to extend credit, stand-by letters of credit, and financial guarantees written

The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of guarantees and letters of credit is based on fees currently charged for similar agreements which consider the counterparty risks.

The following table provides information on the carrying value and estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31,
(In thousands of US$)	2011		2010
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Financial assets:
Instruments with carrying value that approximates fair value	882,762	882,762	495,037	495,037
Securities held-to-maturity	26,536	26,637	33,181	33,206
Loans, net of allowance	4,864,329	4,913,473	3,981,328	4,010,363

Financial liabilities:
Instruments with carrying value that approximates fair value	2,693,408	2,692,832	2,123,149	2,123,149
Short-term borrowings	1,323,466	1,319,350	1,095,400	1,092,265
Borrowings and long-term debt	1,487,548	1,441,919	1,075,140	1,047,031
Commitments to extend credit, standby letters of credit, and financial guarantees written	10,497	9,807	12,162	11,761

Litigation	12 Months Ended
Dec. 31, 2011
Litigation
23.	Litigation

Bladex is not engaged in any litigation that is material to the Bank’s business or, to the best of the knowledge of the Bank’s management that is likely to have an adverse effect on its business, financial condition or results of operations.

Capital adequacy	12 Months Ended
Dec. 31, 2011
Capital adequacy
24.	Capital adequacy

The Banking Law in the Republic of Panama requires banks with general banking license to maintain a total capital adequacy index that shall not be lower than 8% of total assets and off-balance sheet irrevocable contingency transactions, weighted according to their risk; and primary capital equivalent that shall not be less than 4% of its assets and off-balance sheet irrevocable contingency transactions, weighted according to their risk. As of December 31, 2011, the Bank’s capital adequacy ratio is 16% which is in compliance with the capital adequacy ratios required by the Banking Law in the Republic of Panama.

Business segment information	12 Months Ended
Dec. 31, 2011
Business segment information
25.	Business segment information

The Bank’s activities are operated and managed in three segments, Commercial, Treasury and Asset Management. The segment information reflects this operational and management structure, in a manner consistent with the requirements outlined in ASC Topic 280 - Segment Reporting. The segment results are determined based on the Bank’s managerial accounting process, which assigns consolidated balance sheets, revenue and expense items to each reportable division on a systematic basis.

In 2011, the Bank made the following changes in the measurement methods used to determine segment profit or loss. Current period´s interest expenses allocation methodology reflects allocated funding on a matched-funded basis, net of risk adjusted capital by business segment. Current period´s operating expenses allocation methodology allocates overhead expenses based on resource consumption by business segment. Prior periods’ presentation allocated interest expenses and overhead operating expenses based on the segments average portfolio. Comparative amounts for 2010 and 2009 have been reclassified to conform to current period presentation.

The Bank incorporates net operating income(3) by business segment in order to disclose the revenue and expense items related to its normal course of business, segregating from the net income, the impact of reversals of reserves for loan losses and off-balance sheet credit risk, and recoveries on assets. In addition, the Bank’s net interest income represents the main driver of net operating income; therefore, the Bank presents its interest-earning assets by business segment, to give an indication of the size of business generating net interest income. Interest-earning assets also generate gains and losses on sales, such as for securities available-for-sale and trading assets and liabilities, which are included in net other income, in the Treasury and Asset Management segments. The Bank also discloses its other assets and contingencies by business segment, to give an indication of the size of business that generates net fees and commissions, also included in net other income, in the Commercial Segment.

The Bank believes that the presentation of net operating income provides important supplementary information to investors regarding financial and business trends relating to the Bank’s financial condition and results of operations. These measures exclude the impact of reversals (provisions) for loan losses and reversals (provisions) for losses on off-balance sheet credit risk (together referred to as “reversal (provision) for credit losses”) which Bank’s management considers distort trend analysis.

Net operating income disclosed by the Bank should not be considered a substitute for, or superior to, financial measures calculated differently from similar measures used by other companies. These measures, therefore, may not be comparable to similar measurements used by other companies.

Commercial incorporates all of the Bank’s financial intermediation and fees generated by the commercial portfolio. The commercial portfolio includes book value of loans, selected deposits placed, acceptances and contingencies. Operating income from the Commercial Segment includes net interest income from loans, fee income and allocated operating expenses.

Treasury incorporates deposits in banks and all of the Bank’s trading assets, securities available-for-sale and held-to-maturity. Operating income from the Treasury Segment includes net interest income from deposits with banks, trading securities and securities available-for-sale and held-to-maturity, derivative and hedging activities, gains and losses from trading securities, gains and losses on sale of securities available-for-sale, gain and losses on foreign currency exchange, and allocated income and operating expenses.

Asset Management incorporates the balance of the Investment Fund and the assets of the Brazilian Fund. Operating income from the Asset Management Segment includes net interest margin related to the Feeder’s participation in the net interest margin of the Fund, net gains from investment fund trading, fee income, and allocated operating expenses. Operating income from this segment also includes the net interest margin from the Brazilian Fund, as well as net gain (loss) from trading securities, fee income, and allocated operating expenses from the Brazilian Fund.

The following table provides certain information regarding the Bank’s continuing operations by segment:

Business Segment Analysis (1)

(In millions of US$)	2011	2010	2009

COMMERCIAL
Interest income	140.7	104.8	114.3
Interest expense	(59.0)	(50.3)	(60.4)
Net interest income	81.7	54.5	53.9
Net other income (2)	11.0	10.3	6.9
Operating expenses	(34.8)	(28.3)	(21.8)
Net operating income (3)	57.9	36.5	39.0
(Provision) reversal of provision for loan and off-balance sheet credit losses	(4.4)	4.8	(14.8)
Recoveries, net of impairment of assets	(0.1)	0.2	(0.1)
Net income attributable to Bladex	53.4	41.5	24.1

Commercial assets and contingencies (end of period balances):
Interest-earning assets (4)	4,982.8	4,060.0	2,775.3
Other assets and contingencies (5)	362.6	382.4	331.2
Total interest-earning assets, other assets and contingencies	5,345.4	4,442.4	3,106.5

TREASURY
Interest income	14.4	12.5	25.9
Interest expense	6.3	8.2	(11.5)
Net interest income	20.7	20.7	14.4
Net other income (2)	4.2	(0.7)	11.9
Operating expenses	(10.2)	(9.3)	(9.6)
Net operating income (3)	14.7	10.7	16.7
Net income (loss) attributable to Bladex	14.7	10.7	16.7

Treasury assets and contingencies (end of period balances):
Interest-earning assets (6)	1,270.1	873.6	931.8
Other assets and contingencies (5)	-	-	3.0
Total interest-earning assets, other assets and contingencies	1,270.1	873.6	934.8

ASSET MANAGEMENT
Interest income	2.3	2.2	1.8
Interest expense	(2.0)	(2.9)	(5.3)
Net interest income	0.3	(0.7)	(3.5)
Net other income (2)	20.5	(7.2)	25.5
Operating expenses	(5.0)	(4.5)	(6.8)
Net operating income (3)	15.8	(12.4)	15.2
Net income (loss)	15.8	(12.4)	15.2
Net income (loss) attributable to the redeemable noncontrolling interest	0.7	(2.4)	1.1
Net income (loss) attributable to Bladex	15.1	(10.0)	14.1

Funds’ assets and contingencies (end of period balances):
Interest-earning assets (6)	127.0	167.3	197.6
Other assets	-	-	0.1
Total interest-earning assets, other assets and contingencies	127.0	167.3	197.7
TOTAL
Interest income	157.4	119.5	142.0
Interest expense	(54.7)	(45.0)	(77.2)
Net interest income	102.7	74.5	64.8
Net other income (2)	35.7	2.4	44.3
Operating expenses	(50.0)	(42.1)	(38.2)
Net operating income (3)	88.4	34.8	70.9
(Provision) reversal of provision for loans and off-balance sheet credit losses	(4.4)	4.8	(14.8)
Recoveries, net of impairment of assets	(0.1)	0.2	(0.1)
Net income	83.9	39.8	56.0
Net income (loss) attributable to the redeemable noncontrolling interest	0.7	(2.4)	1.1
Net income attributable to Bladex	83.2	42.2	54.9

Total assets and contingencies (end of period balances):
Interest-earning assets (4 & 6)	6,379.9	5,100.9	3,904.7
Other assets and contingencies (5)	362.6	382.4	334.3
Total interest-earning assets, other assets and contingencies	6,742.5	5,483.3	4,239.0

(1)	The numbers set out in these tables have been rounded and accordingly may not total exactly.
(2)	Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, and recoveries on assets.

Reconciliation of Net other income:
Net other income – business segment	35.7	2.4	44.3
Reversal of provision for losses on off-balance sheet credit risk	4.4	13.9	3.5
Recoveries, net of impairment of assets	(0.1)	0.2	(0.1)
Net other income – consolidated financial statements	40.0	16.5	47.7

(3)	Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.
(4)	Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.
(5)	Includes customers’ liabilities under acceptances, letters of credit and guarantees covering commercial and country risk, and credit commitments.

(6)	Includes cash and due from banks, interest-bearing deposits with banks, securities available for sale and held to maturity, trading securities and the balance of the Investment Fund.

Reconciliation of Total assets:
Interest-earning assets – business segment	6,379.9	5,100.9	3,904.7
Allowance for loan losses	(88.5)	(78.6)	(73.8)
Customers’ liabilities under acceptances	1.1	27.2	1.6
Premises and equipment	6.7	6.5	7.7
Accrued interest receivable	38.2	31.1	25.6
Derivative financial instruments used for hedging - receivable	4.2	2.1	0.8
Other assets	18.4	10.9	12.2
Total assets – consolidated financial statements	6,360.0	5,100.1	3,878.8

Geographic information is as follows:

	2011
(In thousands of US$)			United
			States of	Cayman
	Panama	Brazil	America	Islands	Total

Interest income	144,491	114	10,595	2,227	157,427
Interest expense	(53,411)	-	(983)	(323)	(54,717)
Net interest income	91,080	114	9,612	1,904	102,710

Long-lived assets:
Premises and equipment, net	6,125	10	538	-	6,673

	2010
(In thousands of US$)			United
			States of	Cayman
	Panama	Brazil	America	Islands	Total

Interest income	106,673	-	10,607	2,198	119,478
Interest expense	(41,266)	-	(2,746)	(963)	(44,975)
Net interest income	65,407	-	7,861	1,235	74,503

Long-lived assets:
Premises and equipment, net	6,039	-	493	-	6,532

	2009
(In thousands of US$)			United
			States of	Cayman
	Panama	Brazil	America	Islands	Total

Interest income	122,731	-	17,470	1,763	141,964
Interest expense	(69,066)	-	(5,821)	(2,325)	(77,212)
Net interest income	53,665	-	11,649	(562)	64,752

Long-lived assets:
Premises and equipment, net	7,096	-	653	-	7,749